As filed with the Securities and Exchange	Registration No. 33-69892
Commission on April 18, 2006	Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 19

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

AND AMENDMENT TO

REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company

20 Washington Avenue South, Minneapolis, MN 55401

Minneapolis, MN 55401

Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Counsel

ING Americas (U.S. Legal Services)

151 Farmington Avenue, TS31, Hartford, Connecticut 06l56

(Name and Complete Address of Agent for Service)

cc: Jeffery R. Berry, Chief Counsel

ING Americas (U.S. Legal Services)

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 28, 2006, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

SELECT*ANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

This prospectus describes flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts were sold both as non-qualified contracts and in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See “Federal Tax Status.”) Annuity payouts from the contracts are deferred until a selected later date. We do not currently offer this contract for sale to new purchasers.

Subject to certain restrictions, you can allocate premiums to:

•   The Fixed Account, an account that provides a minimum specified rate of interest; and

•   Subaccounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Fund families:

American Funds Insurance Series	ING Variable Products Trust
Fidelity® Variable Insurance Products Funds	ING Variable Product Funds
ING Investors Trust	Neuberger Berman Advisers Management Trust
ING Partners, Inc.

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see “Investments of the Variable Account.”) The Fixed Account is the general account of ReliaStar Life Insurance Company (the “company,” “ReliaStar Life,” “we,” “us” or “our”). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information is available by accessing the SEC’s Internet website (http://www.sec.gov) or upon request without charge by writing to us at the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 2 of this prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The contracts:

•   Are not bank deposits or guaranteed by a bank

•   Are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency

•   Are affected by market fluctuations and so involve investment risk, including possible loss of principal

•   Have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes what you should know before purchasing the Select*Annuity III variable annuity contract. Please read it carefully ad keep it for future reference.

THE DATE OF THIS PROSPECTUS IS APRIL 28, 2006.

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DEFINITIONS

Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant’s death.

Code. The Internal Revenue Code of 1986, as amended.

Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the subaccount Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.

Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

Fixed Annuity. An annuity with payments which do not vary as to dollar amount.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a subaccount invests.

Qualified Plan. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

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Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

Subaccount. That portion of the Variable Account which invests in shares of a specific Fund.

Subaccount Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.

Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a subaccount’s corresponding Fund does not value its shares. We reserve the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time). We reserve the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee which will vary in amount, primarily based on the investment results of the subaccounts under the contract.

Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See “Charges Made By ReliaStar Life” for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the subaccounts or to the Fixed Account. State premium taxes may also be deducted. See “Premium and Other Taxes.”

Sales Charge Imposed on Purchases	None
Maximum Surrender Charge (a)	6%
Partial Surrender Fee (b)	2% of the partial surrender amount, up to $25
Transfer Charge (c)	$25

Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.

Annual Contract Charge	$30
Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):
Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

Fund Fees and Expenses. The following table shows the minimum and maximum Fund fees and expenses that you may pay during the time you own the contract. These may change from year to year. You should review the Fund prospectuses for details about the fees and charges specific to a particular Fund.

Annual Fund Expenses (as a percentage of Fund average net assets):
	Minimum	Maximum
Total Gross Annual Fund Expenses (d)	0.27%	1.34%
Total Net Annual Fund Expenses (e)	0.27%	1.30%

(a)

The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See “Surrender Charge (Contingent Deferred Sales Charge).”

(b)	ReliaStar Life currently does not assess this fee. See “Partial Surrenders.”

(c)	ReliaStar Life currently imposes this charge only on transfers after the 24th transfer in a Contract Year. See “Transfer Charge.”

(d)	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.

(e)

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain Fund fees and expenses at least through May 1, 2007. Out of all of the Funds available through the contract, 22 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available Funds, not just those with contractual arrangements.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, periodic fees and expenses, including the annual contract charge of $30 (converted to a percentage of assets equal to 0.092%), and Fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$886	$1,378	$1,895	$3,159
If you annuitize your contract at the end of the applicable time period:*	$886	$878	$1,495	$3,159
If you do not surrender your contract at the end of the applicable time period:	$286	$878	$1,495	$3,159

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$779	$1,055	$1,355	$2,075
If you annuitize your contract at the end of the applicable time period:*	$779	$555	$955	$2,075
If you do not surrender your contract at the end of the applicable time period:	$179	$555	$955	$2,075

We and certain of our insurance company affiliates offer other variable annuity contracts which also invest in the Funds. These contracts may have charges that could affect the value of their subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

*

If the contract’s Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

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RELIASTAR LIFE

ReliaStar Life is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

ReliaStar Life is an indirect, wholly owned subsidiary of ING Groep N.V. ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ReliaStar Life.

The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a charter member of the Insurance Marketplace Standard Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- The Company and the Industry

As with many financial services companies, ReliaStar and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

In September, 2005, an affiliate of the company, ING Funds Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the company.

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Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the company or certain affiliates before concluding their investigation relating to fund trading. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life’s other assets and are not part of ReliaStar Life’s general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more subaccounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the subaccounts selected.

INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the available subaccounts. Each subaccount invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a subaccount to another subaccount. An Owner may make transfers to the Fixed Account from the Variable Account at any time.

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The following chart lists the Funds that are available through the variable account. For additional information about each Fund’s investment adviser/subadviser and investment objective, see Appendix B to this prospectus. Certain Funds available through the variable account have names, investment objectives and policies similar to the names, investment objectives and policies of other funds managed by the Fund’s investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.

• American Growth Fund (Class 2)

• American Growth-Income Fund (Class 2)

• American International Fund (Class 2)

• Fidelity® VIP Contrafund® Portfolio (Initial Class)

• Fidelity® VIP Equity-Income Portfolio (Initial Class)

• ING AllianceBernstein Mid Cap Growth Portfolio (Class I)

• ING Evergreen Health Sciences Portfolio (Class I) *

• ING Evergreen Omega Portfolio (Class I)

• ING FMRSM Diversified Mid Cap Portfolio (Class I) *

• ING FMRSM Earnings Growth Portfolio (Class I)

• ING Global Resources Portfolio (Class I)

• ING JPMorgan Emerging Markets Equity Portfolio
(Class I)

• ING JPMorgan Small Cap Equity Portfolio (Class I)

• ING JPMorgan Value Opportunities Portfolio (Class I)

• ING Julius Baer Foreign Portfolio (Class I)

• ING Legg Mason Value Portfolio (Class I)

• ING Lifestyle Aggressive Growth Portfolio (Class I)

• ING Lifestyle Growth Portfolio (Class I)

• ING Lifestyle Moderate Growth Portfolio (Class I)

• ING Lifestyle Moderate Portfolio (Class I)

• ING Limited Maturity Bond Portfolio (Class S)

• ING Liquid Assets Portfolio (Class I)

• ING MarketPro Portfolio (Class I)

• ING MarketStyle Growth Portfolio (Class I)

• ING MarketStyle Moderate Growth Portfolio (Class I)

• ING MarketStyle Moderate Portfolio (Class I)

• ING Marsico Growth Portfolio (Class I)

• ING Marsico International Opportunities Portfolio (Class I)

• ING Mercury Large Cap Growth Portfolio (Class I) *

• ING MFS Total Return Portfolio (Class I)

• ING MFS Utilities Portfolio (Class S)

• ING Oppenheimer Main Street Portfolio® (Class I)

• ING Pioneer Fund Portfolio (Class I) *

• ING Pioneer Mid Cap Value Portfolio (Class I)

• ING Stock Index Portfolio (Class I)

• ING T. Rowe Price Capital Appreciation Portfolio (Class I)

• ING T. Rowe Price Equity Income Portfolio (Class I)

• ING UBS U.S. Allocation Portfolio (Class S)

• ING Van Kampen Growth and Income Portfolio (Class S)

• ING VP Index Plus International Equity Portfolio (Class S)

• ING Wells Fargo Small Cap Disciplined Portfolio (Class I)

• ING Baron Small Cap Growth Portfolio (I Class)

• ING Columbia Small Cap Value II Portfolio (I Class)

• ING JP Morgan Mid Cap Value Portfolio (I Class)

• ING Lord Abbett U.S. Government Securities Portfolio
(I Class)

• ING Neuberger Berman Partners Portfolio (I Class)

• ING Neuberger Berman Regency Portfolio (I Class)

• ING Oppenheimer Global Portfolio (I Class)

• ING Oppenheimer Strategic Income Portfolio (S Class)

• ING PIMCO Total Return Portfolio (I Class)

• ING T. Rowe Price Diversified Mid Cap Growth Portfolio
(I Class)

• ING UBS U.S. Large Cap Equity Portfolio (I Class)

• ING Van Kampen Comstock Portfolio (I Class)

• ING Van Kampen Equity and Income Portfolio (I Class)

• ING VP Balanced Portfolio (Class I)

• ING VP Index Plus LargeCap Portfolio (Class I)

• ING VP Index Plus MidCap Portfolio (Class I)

• ING VP Index Plus SmallCap Portfolio (Class I)

• ING VP Intermediate Bond Portfolio (Class I)

• ING VP High Yield Bond Portfolio (Class I)

• ING VP Real Estate Portfolio (Class S)

• ING VP SmallCap Opportunities Portfolio (Class I)

• Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any allocation to, or transfers among, the subaccounts.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

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ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

Reinvestment

The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.

Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

•   ReliaStar Life reserves the right to establish additional subaccounts of the Variable Account each of which would invest in shares corresponding to a new or another investment company portfolio or delete subaccounts. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

•   ReliaStar Life may, in its sole discretion, eliminate one or more subaccounts, combine two or more subaccounts or close such subaccounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant. If we eliminate, close or combine a subaccount, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was eliminated, closed or combined may be automatically allocated among the other subaccounts in which your Contract Value is allocated, on a proportionate basis. You may give us alternative allocation instructions at any time by contacting our ING Service Center. See also the Transfers section of this prospectus for information about making subaccount allocation changes;

•   If the shares of a Fund are no longer available for investment, or if, in ReliaStar Life’s judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.

In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available subaccounts.

If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

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CHARGES MADE BY RELIASTAR LIFE

We deduct the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charge (Contingent Deferred Sales Charge)

No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

If part or all of a contract’s value is surrendered or, except for contracts issued in the State of Washington, if the contract’s Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

•   “New Purchase Payments” are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

•   “Old Purchase Payments” are those contract purchase payments not defined as New Purchase Payments; and

•   “Contract Earnings” at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table
Contract Year of Surrender Minus Contract Year of Purchase Payment	Surrender Charge as a Percentage of Each Purchase Payment
0-1	6%
2-3	5
4-5	4
6 and later	0

Free Surrenders -- Surrenders taken from the following amounts (“Free Surrenders”) are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

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Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the subaccounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

In addition, we reserve the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. We currently do not assess this fee.

Annual Contract Charge

Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

Waiver of Charges

Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.

Mortality Risk Premium

The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the subaccounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this “mortality risk” and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

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To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see “Death Benefit Before the Annuity Commencement Date”), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.

Expense Risk Premium

ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

Administration Charge

ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.

Transfer Charge

We currently assess a transfer charge of $25 per transfer for transfers between the subaccounts or the Fixed Account after the 24th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers and to limit the number of transfers.

Premium and Other Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

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General: Reduction or Waiver of Charges or Minimum Purchase Payments

Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life’s policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life’s affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

Expenses of the Funds

Each Fund deducts management fees from the amounts allocated to the Funds. In addition, each Fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Furthermore, certain Funds may deduct redemption fees as a result of withdrawals, transfers, or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by an underlying Fund. Fund redemption fees, if any, are separate and distinct from any transaction or periodic fees and charges deducted from your Contract Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

The company, or its U.S. affiliates, receives from each of the Funds or the Funds’ affiliates varying levels and types of revenue with respect to each of the Funds available through the contract. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to Funds managed by ING Investments, LLC or other company affiliates, which Funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to Funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated Funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated Funds are (a) Funds managed by ING Investments, LLC or other company affiliates, which Funds are either not subadvised or are subadvised by another company affiliate; and (b) Funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated Funds and/or their affiliates may include:

•   Service fees that are deducted from Fund assets; and

•   Revenues which may be based either on an annual percentage of average net assets held in the Fund by the company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For Funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds

Revenue~~s~~ received from each of the unaffiliated Funds or their affiliates are based on an annual percentage of the average net assets held in that Fund by the company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the company from unaffiliated Funds and/or their affiliates may include:

•   For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and

•   Additional payments for administrative, recordkeeping or other services which we provide to the Funds or their affiliates or as an incentive for us to make the Funds available through the contract. These additional payments may be used by us to finance distribution of the contract.

The three unaffiliated Fund families which currently have Funds offered through the contract, ranked according to total dollar amounts they paid to the company or its affiliates in 2005, are as follows:

• Fidelity Variable Insurance Product Portfolios; • Neuberger Berman AMT Portfolios; and • American Funds Insurance Series

If the revenues received from affiliated Funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:

•   Co-branded marketing materials;

•   Targeted marketing sales opportunities;

•   Training opportunities at meetings;

•   Training modules for sales personnel; and

•   Opportunity to host due diligence meetings for representatives and wholesalers.

Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in Funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other contracts issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

ADMINISTRATION OF THE CONTRACTS

ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

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THE CONTRACTS

The contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

Factors to Consider in the Purchase Decision

The decision to purchase the contract should be discussed with a qualified financial representative and tax adviser, making sure that you understand the subaccounts it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative and tax adviser, you consider an investment in the contract.

•   Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract. You should not purchase the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

•   Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.

•   Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

•   Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

•   Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities (“IRAs”) and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the Death Benefit or the option of lifetime annuity payments at established rates) which may be valuable to you. You should discuss your alternatives with a qualified tax adviser or registered representative taking into account the additional fees and expenses you may incur in an annuity.

There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where we issued your contract. Consult your contract for its specific terms.

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OTHER PRODUCTS

We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same Funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract Values allocated to Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact the ING Service Center or your agent/registered representative.

Allocation of Purchase Payments

Purchase payments can be allocated by the Owner to one or more of the available subaccounts of the Variable Account (see “Funds Available Through the Variable Account,”) and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the subaccount accumulation unit value next determined after receipt of the purchase payment.

Upon allocation to subaccounts of the Variable Account, a purchase payment is converted into accumulation units of the subaccount. The amount of the purchase payment allocated to a particular subaccount is divided by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in the Variable Account with respect to the contract. The net investment results of each subaccount vary primarily with the investment performance of the Fund whose shares are held in the subaccount.

A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a subaccount for the purchase of shares of such Fund, such purchase payments will be refunded.

Subaccount Accumulation Unit Value

Each subaccount Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each subaccount Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the subaccounts will be valued at their net asset value.

Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate subaccount. The number of subaccount Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

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Net Investment Factor

The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular subaccount. If the net investment factor is greater than one, the value of a subaccount Accumulation Unit has increased. If the net investment factor is less than one, the value of a subaccount Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  Is the net result of:

(a) the net asset value per share of the Fund shares held in the subaccount, determined at the end of the current Valuation Period, plus

(b) the per share amount of any dividend or capital gain distributions made on the Fund shares held in the subaccount during the current Valuation Period, plus or minus

(c) a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract;

(2) Is the net result of:

(a) the net asset value per share of the Fund shares held in the subaccount, determined at the end of the last prior Valuation Period, plus or minus

(b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the subaccount and to be applicable to the contract; and

(3)  Is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the subaccount which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

Death Benefit Before the Annuity Commencement Date

If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1)  If any Owner (including the Annuitant) dies on or before the first day of the month following the Owner’s 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date; or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner’s death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2)  If any Owner (including the Annuitant) dies after the first day of the month following the Owner’s 85th birthday, the Contract Value on the Death Benefit Valuation Date.

If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner’s death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

If the only Beneficiary is the Owner’s surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form which does not exceed such spouse’s life expectancy.

If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See “Annuity Provisions.”) Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

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Death Benefit After the Annuity Commencement Date

If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.

Surrender (Redemption)

If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See “Surrender Charge (Contingent Deferred Sales Charge).”)

Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular subaccounts, a partial surrender will be taken proportionately from the Fixed Account and all subaccounts on a basis that reflects their proportionate percentage of the Contract Value.

If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

If the contract is purchased as a “tax-sheltered annuity” under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See “Tax-Sheltered Annuities.”)

Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59½. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

Systematic Withdrawals

Systematic withdrawals, which are a specialized form of partial surrenders (see “Surrender (Redemption)”), are offered for both Qualified Plan contracts and for non-qualified contracts. To start systematic withdrawals, the Contract Value must be at least $25,000. The Owner may elect to take systematic withdrawals from subaccounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the contract. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See “Surrender Charge (Contingent Deferred Sales Charge).”) Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life’s administrative office in Minot, North Dakota.

ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with a qualified tax adviser before requesting any systematic withdrawal. (See “Taxation of Annuities.”)

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Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

Transfers

Before the Annuity Commencement Date, the Owner may transfer amounts between subaccounts or from the subaccounts to the Fixed Account subject to certain conditions we or the Funds may impose. See “Excessive Trading.” Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the subaccounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

Written Transfers

Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a subaccount’s value to other subaccounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

•   Transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;

•   No more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred); and

•   Such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. The company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of subaccount Accumulation Unit values.

No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

•   Transfers between Funds;

•   Surrenders;

•   Changes of allocations among Fund options;

•   Change of source Funds for systematic withdrawals; and

•   Change of source Funds for variable annuitization payouts.

If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the subaccounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

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The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging transfers and portfolio rebalancing.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•   Increased trading and transaction costs;

•   Forced and unplanned portfolio turnover;

•   Lost opportunity costs; and

•   Large asset swings that decrease the fund's ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

•  Exceeds our current definition of excessive trading, as defined below;

•  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

•  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

•  Is determined, in our sole discretion, to be not in the best interests of other Contract Owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

•   Not accept transfer instructions from that organization, individual or other party; and

•   Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one Contract Owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of Contract Owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying fund.

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Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of a fund’s shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of subaccount value to any one or more other subaccounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among subaccounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

Assignments

If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See “Taxation of Annuities.”)

Contract Owner and Beneficiaries

Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner’s rights under the contract. No more than two (2) natural persons may be named as Owner.

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The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner’s death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner’s estate will receive the applicable proceeds.

A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

Contract Inquiries

Inquiries regarding a contract may be made by writing to the ING Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.

ANNUITY PROVISIONS

Annuity Commencement Date

The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See “Surrender Charge (Contingent Deferred Sales Charge).”) The latest Annuity Commencement Date is the later of the Annuitant’s age 85 or ten years after the contract issue date.

The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

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Annuity Form Selection

The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

Annuity Forms

Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

Life Annuity -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant’s death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant’s death occurs. If all of the guaranteed payments have not been made before the Annuitant’s death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant’s life and the life of a named person (the “Joint Annuitant”), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

Frequency and Amount of Annuity Payments

Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

Annuity Payments

The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

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Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable subaccount. Assuming annuity payments are based on the unit values of a single subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the subaccount Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the subaccount Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one subaccount, the foregoing procedure is repeated for each applicable subaccount and the sum of the payments based on each subaccount is the amount of the monthly annuity payment.

The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See “Premium and Other Taxes.”) Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the subaccounts during the income or payout phase.

The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A subaccount’s Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the subaccount are first converted into Variable Annuity Units. The subaccount Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the subaccount Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the subaccount for the Valuation Period for which the subaccount Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See “Net Investment Factor.”)

Assumed Investment Rate

An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

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FEDERAL TAX STATUS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

• Your tax position (or the tax position of the designated Beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
• Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
• This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and
• We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

•   We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a qualified tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our contract. Because the plan is not part of the contract, we are not bound by any plan’s terms or conditions. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

Taxation Prior to Distribution. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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•   Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable subaccount must meet certain tests. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. We therefore believe that the Variable Account, through the subaccounts, will satisfy these diversification requirements.

•   Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of variable account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the variable account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the variable account may adversely affect the tax treatment of existing contracts. The company therefore reserves the right to modify the contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account.

•   Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

•   Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a qualified tax adviser.

•   Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

•   General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The Contract Value that applies for this purpose is unclear in some respects.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s cost basis in the contract.

The portion, if any, of a distribution representing “investment on the contract” contributed prior to August 14, 1982, will be treated, for tax purposes, as amounts not included in taxable income. The portion, if any, of a distribution representing “income on the contract” attributable to investment made prior to August 14, 1982, will be treated, for tax purposes as amounts included in gross income but not subject to the 10% tax penalty on pre-age 59½ distributions.

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•   10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•   Made on or after the taxpayer reaches age 59½

•   Made on or after the death of a Contract Owner;

•   Attributable to the taxpayer’s becoming disabled; or

•   Made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

•   Tax Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with a qualified tax adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•   First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the contract;

•   Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•   Then, from any remaining “income on the contract” and

•   Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with a qualified tax adviser prior to proceeding with the transaction.

•

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult a qualified tax adviser before electing a partial annuitization.

•

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract Value and receive payments.

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•   Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a contract, or the designation of an Annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A Contract Owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a qualified tax adviser as to the tax consequences.

•   Immediate Annuities. Under section 72 of the Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

•   Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

•   Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General. The contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the contracts with the various types of qualified retirement plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless the company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated Beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

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Distributions - General. For Qualified Plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual Contract Owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the Contract Owner’s death. Please note that required minimum distributions under qualified contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the contract. This could affect the amount that must be taken from the contract in order to satisfy required minimum distributions.

Direct Rollovers. If the contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the contract. Employers intending to use the contract with such plans should seek qualified advice.

Individual Retirement Annuities - General. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities - Distributions. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•   The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain Qualified Plans in accordance with the Code; or

•   You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Code.

To avoid certain tax penalties, you and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. The requirements do not apply to Roth IRA contracts while the Contract Owner is living. These rules dictate the following:

• Start date for distributions; • The time period in which all amounts in your account(s) must be distributed; and • Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•   Over your life or the joint lives of you and your designated Beneficiary; or

•   Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Different distribution requirements apply after your death. The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - see below) plans.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated Beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated Beneficiary, then payments may be made over a period not extending beyond either of the following time-frames:

• Over the life of the designated Beneficiary; or • Over a period not extending beyond the life expectancy of the designated Beneficiary.

If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:

• December 31 of the calendar year following the calendar year of your death; or • December 31 of the calendar year in which you would have attained age 70½.

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Roth IRA’s - General. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA. In addition, certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Roth IRAs - Distributions. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•   Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•   Made after you attain age 59½, die, become disabled as defined in the Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which are not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities - General. The contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2006. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-24 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the contract with 403(b) plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the contract. Contract Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. You should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

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Tax Sheltered Annuities - Distributions. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

•   The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Code; or

•   You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31 1986, balance be distributed earlier.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each contract owner or recipient of the distribution. A qualified tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change or tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Code section 414(p); or to the company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Code. The Variable Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company.

The company automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Variable Account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the Variable Account. In this case, we may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Variable Account, including from your account value invested in the subaccounts.

VOTING OF FUND SHARES

As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to subaccounts that are invested in Fund shares, the Fund shares held in the subaccounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the subaccounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the subaccounts in its own right.

Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account’s voting interest in the respective Fund and will be voted in the same manner as are the respective account’s vote.

All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

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DISTRIBUTION OF THE CONTRACTS

Effective January 1, 2004, the company’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the NASD and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

ING Financial Advisers, LLC offers the securities under the contracts on a continuous basis, however, the contract is no longer available to new purchasers. We pay ING Financial Advisers, LLC under a distribution agreement. For the years ended December 31, 2005 and 2004, ING Financial Advisers, LLC was paid fees by ReliaStar Life with respect to distribution of the Select*Annuity III contract aggregating $144,759 and $73,782, respectively.

Prior to January 1, 2004, Washington Square Securities, Inc. (“WSSI”), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the contracts offered by the Variable Account. We paid WSSI under a distribution agreement. For the year ended December 31, 2003, WSSI was paid fees by ReliaStar Life with respect to distribution of the Select*Annuity III contracts aggregating $153,358.

Effective January 1, 2004, WSSI merged with Locust Street Securities, Inc. and changed its name to ING Financial Partners, Inc.

We pay dealer concessions, wholesaling fees, overrides, bonuses, commissions, other allowances and benefits and the costs of all other incentives or training programs from our resources, including the fees and charges imposed under the contracts. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

The following list shows the top 25 selling firms that, during 2005, received the most in the aggregate, from us in connection with the sale of all of the company’s registered variable annuities, including the contracts, ranked by the total dollars received:

•   PlanMember Securities Corporation

•   ING Financial Partners, Inc.

•   T.S. Phillips Investments, Inc.

•   Lincoln Investment Planning Inc.

•   ING Financial Advisers, LLC

•   Royal Alliance Associates, Inc.

•   Great American Advisors, Inc.

•   Stuart Securities Corp.

•   Legend Equities Corporation

•   Raymond James Financial Services, Inc.

•   GLP Investment Services, LLC

•   Linsco/Private Ledger Corp.

•   Veritrust Financial, LLC

•   GWN Securities, Inc.

•   Centaurus Financial, Inc.

•   Brecek & Young Avisors, Inc.

•   SunAmerica Securities, Inc.

•   Oppenheimer & Co. Inc.

•   Mutual Service Corporation

•   OneAmerica Securities, Inc.

•   National Planning Corporation

•   cfd Investments, Inc.

•   Pan-American Financial Advisors

•   Sammons Securities Company, LLC

•   UVEST Financial Services

•   First Allied Securities, Inc.

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ANTI-MONEY LAUNDERING

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and/or not issuing the contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

ReliaStar Life’s anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

REVOCATION

The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life’s Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

ReliaStar Life Insurance Company ING Service Center P.O. Box 5050 Minot, North Dakota 58703

The liability of the Variable Account under this provision is limited to the Contract Value in each subaccount on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

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To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

EXPERTS

The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2005 and 2004, and for the years then ended, included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon and included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto. Additional information about ReliaStar Life, the variable account or the contracts (including the SAI) can be reviewed and copied from the SEC's Internet website (http://www.sec.gov) or at the SEC's Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC's Public Reference Branch can be obtained by calling 202-551-5850. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 33-69892.

Information about the Fixed Account can be found in Appendix A and Condensed Financial Information can be found in Appendix C.

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STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
Introduction	2
Administration of the Contracts	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	2
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory-Basis Financial Statements of ReliaStar Life Insurance Company	C1

If you would like to receive a copy of the ReliaStar Select Variable Account Select*Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY

ING SERVICE CENTER

P.O. BOX 5050

MINOT, ND 58703

Your Name

Address

City	State	Zip

Please send me a copy of the ReliaStar Select Variable Account Select*Annuity III Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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APPENDIX A

THE FIXED ACCOUNT

Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”) nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3% for any given year.

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating premium to the subaccounts which invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company	Seeks reasonable income.
ING AllianceBernstein Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.
ING Evergreen Health Sciences Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Company	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Company	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management, Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management, Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J. P. Morgan Investment Management, Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Lifestyle Aggressive Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING Lifestyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Lifestyle Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING Lifestyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING MarketPro Portfolio (Class I)	Investment Adviser: ING Investments, LLC.	Seeks capital appreciation and secondarily, income.
ING MarketStyle Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and some current income.
ING Market Style Moderate Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and low to moderate level of current income.
ING MarketStyle Moderate Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Large Cap Growth Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio ® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class I) *	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.
ING VP Index Plus International Equity Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Small Cap Disciplined Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Wells Capital Management Inc.	Seeks long-term capital appreciation.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.	A non-diversified portfolio that seeks growth from capital appreciation.
ING Lord Abbett U.S. Government Securities Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Lord, Abbett & Co., LLC	Seeks high current income consistent with reasonable risk.
ING Neuberger Berman Partners Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Neuberger Berman Management, Inc.	Seeks capital growth.
ING Neuberger Berman Regency Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Neuberger Berman management, Inc.	Seeks capital growth.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P 400) while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s Small Cap 600 Index (S&P 600) while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consistent primarily of debt securities.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Neuberger Berman AMT Socially Responsive Portfolio® (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

*

Prior to April 28, 2006, the Service Class shares of this fund were available through your variable life insurance policy. Effective April 28, 2006, the Institutional Class of fund shares will replace the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

APPENDIX C

Performance Information and Condensed Financial Information

Performance Information

From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available subaccounts. These figures are based on historical earnings and do not indicate or project future performance.

Yields and total returns for the subaccounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds’ expenses. See the prospectuses for the Funds.

The yield of the subaccount investing in money market portfolios such as the ING Liquid Assets Portfolio refers to the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

The yield of a subaccount (except money market portfolios such as the ING Liquid Assets Portfolio) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total returns generally will be presented in “standardized” format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, “non-standardized” returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information. We will not show non-standardized performance unless we also show standardized performance.

When a subaccount has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the subaccount commenced operations, non-standardized performance information for contracts funded by the subaccounts will be calculated based on the performance of the Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the subaccounts for the contracts.

ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the subaccounts commenced operations

ReliaStar Life may also report other information including the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

SUBACCOUNT ACCUMULATION UNIT VALUES

The following table shows, for each subaccount of the Variable Account, the value of a subaccount Accumulation Unit as they are invested in Funds at the dates shown, and the total number of subaccount Accumulation Units outstanding at the end of each period.

Year Ended December 31

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. DEMOGRAPHIC TRENDS FUND
(Since May 1, 2000)
Value at beginning of period	$5.07	$4.75	$3.50	$5.2413	$7.8068	--
Value at end of period	$5.31	$5.07	$4.75	$3.50	$5.2413	$7.8068
Number of accumulation units outstanding at end of period	119,278	166,765	200,927	183,286	271,005	271,643
AMERICAN FUNDS INSURANCE SERIES - GROWTH FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.63
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	188,279
AMERICAN FUNDS INSURANCE SERIES - GROWTH INCOME FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	153,073
AMERICAN FUNDS INSURANCE SERIES - INTERNATIONAL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.20
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	130,550
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Since May 1, 1995)
Value at beginning of period	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206	$17.7248	$14.4777	$12.1031
Value at end of period	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416	$22.7206	$17.7248	$14.4777
Number of accumulation units outstanding at end of period	1,131,052	1,478,830	1,816,561	2,009,345	2,545,232	3,048,087	3,388,151	3,002,878	2,297,899	1,419,399
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Since January 6, 1994)
Value at beginning of period	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558	$19.9442	$15.7861	$14.0081
Value at end of period	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232	$21.9558	$19.9442	$15.7861
Number of accumulation units outstanding at end of period	1,172,633	1,621,767	1,985,202	2,122,244	2,584,578	2,952,877	3,543,768	4,241,041	3,998,716	3,108,409
FIDELITY® VIP GROWTH PORTFOLIO
(Since January 6, 1994)
Value at beginning of period	$22.19	$21.76	$16.61	$24.0975	$29.6749	$33.8011	$24.9380	$18.1281	$14.8863	$13.1611
Value at end of period	$23.15	$22.19	$21.76	$16.61	$24.0975	$29.6749	$33.8011	$24.9380	$18.1281	$14.8863
Number of accumulation units outstanding at end of period	866,619	1,234,670	1,579,409	1,967,978	2,506,074	3,035,070	3,189,119	2,946,876	2,789,628	2,484,915

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Since January 6, 1994)
Value at beginning of period	$13.85	$12.82	$10.21	$10.0115	$11.5020	$15.0436	$14.1041	$14.9486	$12.8821	$11.4563
Value at end of period	$14.03	$13.85	$12.82	$10.21	$10.0115	$11.5020	$15.0436	$14.1041	$14.9486	$12.8821
Number of accumulation units outstanding at end of period	436,273	607,180	1,118,276	1,079,567	1,362,967	1,638,501	1,761,781	1,879,281	1,472,019	1,104,232
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
(Since January 6, 1994)
Value at beginning of period	$17.15	$16.65	$16.05	$14.7484	$28.7000	$12.5711	$12.8823	$12.0011	$11.1581	$10.9662
Value at end of period	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.7000	$12.5711	$12.8823	$12.0011	$11.1581
Number of accumulation units outstanding at end of period	691,373	1,071,855	1,441,591	1,718,651	1,602,587	1,291,171	1,302,913	1,152,135	711,350	709,332
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.02
Value at end of period	$12.74
Number of accumulation units outstanding at end of period	1,398
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	821
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.51
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	9,953
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.38
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	26,510
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.19
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	4,654
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.10
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	2,641,223
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.12
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	1,893

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	1,200,206
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.71
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	121,768
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.51
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	54,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.17
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	42,804
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Since June 4, 2004)
Value at beginning of period	$11.97	$9.96
Value at end of period	$12.28	$11.97
Number of accumulation units outstanding at end of period	792,826	337,948
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	1,579,028
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.82
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	30,413
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	7,019
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.01
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	11,931

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING LIQUID ASSETS PORTFOLIO
(Since May 10, 2004)
Value at beginning of period	$9.99	$10.00
Value at end of period	$10.15	$9.99
Number of accumulation units outstanding at end of period	970,786	1,405,296
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.34
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	1,380
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.09
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	9,170
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.16
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	646,005
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.20
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	2,680
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Since May 17, 2004)
Value at beginning of period	$10.94	$10.32
Value at end of period	$11.39	$10.94
Number of accumulation units outstanding at end of period	342,999	493,592
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.55
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	6,858
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	16,322
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.02
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	240,264

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	1,384,718
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	774
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.11
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	18,735
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.07
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	31,552
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.63
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	322
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	6,724
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.26
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,583
ING STOCK INDEX PORTFOLIO
(Since June 22, 2004)
Value at beginning of period	$10.95	$10.24
Value at end of period	$11.29	$10.95
Number of accumulation units outstanding at end of period	2,519,398	3,644,867
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	75,316

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	1,558,061
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	37,296
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.38
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.74
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	228,257
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.21
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	25,740
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.29
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	3,714
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Since June 25, 2004)
Value at beginning of period	$10.63	$10.16
Value at end of period	$12.11	$10.63
Number of accumulation units outstanding at end of period	606,204	848,263
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.09
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	2,190
ING VP HIGH YIELD BOND PORTFOLIO
(Since August 8, 1997)
Value at beginning of period	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955	$10.3496	$10.0000
Value at end of period	$10.02	$10.01	$9.41	$8.13	$8.3374	$8.3965	$9.6354	$10.0955	$10.3496
Number of accumulation units outstanding at end of period	166,935	199,216	496,538	237,293	266,875	283,066	368,743	389,807	55,079

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	3,972
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.59
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	106,720
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.16
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	97,075
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	29,572
ING VP INTERNATIONAL VALUE PORTFOLIO
(Since August 8, 1997)
Value at beginning of period	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165	$10.0738	$10.0000
Value at end of period	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046	$11.6165	$10.0738
Number of accumulation units outstanding at end of period	325,902	503,669	547,278	406,618	368,448	349,793	284,973	232,846	59,173
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Since May 1, 2000)
Value at beginning of period	$6.44	$5.85	$4.34	$5.9396	$8.8561	--
Value at end of period	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561
Number of accumulation units outstanding at end of period	979,332	1,286,006	119,974	78,226	104,414	63,345
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.00
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	25,815
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Since January 3, 1995)
Value at beginning of period	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.7950	$15.3827	$13.4910	$12.0224
Value at end of period	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014	$17.7950	$15.3827	$13.4910
Number of accumulation units outstanding at end of period	220,745	301,141	410,529	620,847	773,226	860,669	434,003	323,803	261,038	143,393
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.38
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	807

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.65
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	3,979
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.53
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	2,775
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.98
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	64,275
NEUBERGER BERMAN AMT GROWTH PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.60
Value at end of period	$12.24
Number of accumulation units outstanding at end of period	128
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO®
(Since August 8, 1997)
Value at beginning of period	$12.38	$12.45	$12.33	$11.8693	$11.0648	$10.5065	$10.4985	$10.1977	$10.0000
Value at end of period	$12.38	$12.38	$12.45	$12.33	$11.8693	$11.0648	$10.5065	$10.4985	$10.1977
Number of accumulation units outstanding at end of period	475,752	709,415	898,943	1,008,393	958,695	803,456	653,472	483,372	44,381
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
(Since April 30, 1999)
Value at beginning of period	$12.24	$10.95	$8.26	$9.83092	$10.3394	$10.6549	--
Value at end of period	$12.90	$12.24	$10.95	$8.26	$9.83092	$10.3394	$10.6549
Number of accumulation units outstanding at end of period	47,808	53,325	63,728	48,267	62,695	47,083	22,281
PREMIER VIT OPCAP MANAGED PORTFOLIO
(Since August 8, 1997)
Value at beginning of period	$12.03	$11.01	$9.17	$11.1912	$11.9348	$11.0271	$10.6494	$10.0805	$10.0000
Value at end of period	$12.49	$12.03	$11.01	$9.17	$11.1912	$11.9348	$11.0271	$10.6494	$10.0805
Number of accumulation units outstanding at end of period	510,443	784,314	941,997	892,469	999,699	882,499	967,119	1,513,567	278,744

APPENDIX D

INFORMATION REGARDING SUBACCOUNT CLOSINGS

Effective April 28, 2006, we are closing to new investment the subaccounts which invest in the following Funds:

•   Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

•   ING Lord Abbett Affiliated Portfolio (Class I)

•   ING Mercury Large Cap Value Portfolio (Class I)

•   ING MFS Mid Cap Growth Portfolio (Class I)

•   ING Van Kampen Equity Growth Portfolio (Class I)

•   ING American Century Large Company Value Portfolio (Initial Class)

•   ING American Century Select Portfolio (Initial Class)

•   ING American Century Small-Mid Cap Value Portfolio (Initial Class)

•   ING Fundamental Research Portfolio (Initial Class)

•   ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)

•   ING Strategic Allocation Conservative Portfolio (Class 1)

•   ING Strategic Allocation Growth Portfolio (Class I)

•   ING Strategic Allocation Moderate Portfolio (Class I)

•   ING VP International Value Portfolio (Class I)

•   ING VP MidCap Opportunities Portfolio (Class I)

•   ING VP Value Opportunity Portfolio (Class I)

Contract Owners who have Contract Value allocated to one or more of the subaccounts which correspond to these Funds may leave their Contract Value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount which corresponds to one of these Funds, premium received after April 28, 2006, which would have been allocated to a subaccount corresponding to one of these Funds will be allocated on a pro rata basis among all the other available subaccounts in which your Contract Value is allocated. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you.

D-1

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

-----------------

SELECT*ANNUITY III

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

ISSUED BY

RELIASTAR SELECT VARIABLE ACCOUNT OF

RELIASTAR LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated April 28, 2006, (the "prospectus") relating to the Select*Annuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58703, by calling 1-877-884-5050 or by accessing the SEC's website at http://www.sec.gov.


Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

TABLE OF CONTENTS
Page
Introduction	2
Administration of the Contracts	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	2
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory-Basis Financial Statements of ReliaStar Life Insurance Company	C-1


The date of this Statement of Additional Information is April 28, 2006.


INTRODUCTION

The Select*Annuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.

Purchase payments may be allocated to one or more of the available subaccounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available subaccounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.

ADMINISTRATION OF THE CONTRACTS

ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.

CUSTODY OF ASSETS

ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the subaccounts are reflected only on the records of the Funds, and are not issued in certificated form.

EXPERTS


The statements of assets and liabilities of the ReliaStar Select Variable Account as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2005 and 2004, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying Funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying Funds, if accompanied by performance which also shows the performance of such Funds reduced by applicable charges under the Variable Account. We may also show in advertisements the portfolio holdings of the underlying Funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and portfolio rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

FINANCIAL STATEMENTS


The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2005, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory-basis financial statements of the company as of December 31, 2005 and 2004, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory-basis financial statements of the company as of December 31, 2005 and 2004, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.


The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

3

FINANCIAL STATEMENTS
ReliaStar Select Variable Account
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR SELECT VARIABLE ACCOUNT
Financial Statements
Year ended December 31, 2005

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company Select Variable Account (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Demographic Trends Fund - Series I Shares	ING Mercury Large Cap Growth Portfolio - Service Class
The Alger American Funds:	ING Mercury Large Cap Value Portfolio - Institutional Class
Alger American Growth Portfolio - Class O	ING MFS Mid Cap Growth Portfolio - Institutional Class
Alger American Leveraged AllCap Portfolio - Class O	ING MFS Total Return Portfolio - Institutional Class
Alger American MidCap Growth Portfolio - Class O	ING MFS Utilities Portfolio - Institutional Class
American Funds Insurance Series:	ING MFS Utilities Portfolio - Service Class
American Funds Insurance Series® Growth Fund - Class 2	ING Oppenheimer Main Street Portfolio® - Institutional Class
American Funds Insurance Series® Growth Income	ING Pioneer Fund Portfolio - Service Class
Fund - Class 2	ING Pioneer Mid Cap Value Portfolio - Class I
American Funds Insurance Series® International	ING Stock Index Portfolio - Institutional Class
Fund - Class 2	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING UBS U.S. Allocation Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Van Kampen Equity Growth Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Van Kampen Growth and Income Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Partners, Inc.:
Fidelity® VIP High Income Portfolio - Initial Class	ING American Century Large Company Value Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond	ING Baron Small Cap Growth Portfolio - Initial Class
Portfolio - Initial Class	ING Fundamental Research Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class
ING Investors Trust:	ING Oppenheimer Strategic Income Portfolio - Service Class
ING AIM Mid Cap Growth Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class
ING AllianceBernstein Mid Cap Growth	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Portfolio - Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Evergreen Health Sciences Portfolio - Class S	Portfolio - Initial Class
ING Evergreen Omega Portfolio - Institutional Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Initial Class
ING FMRSM Earnings Growth	ING Van Kampen Equity and Income Portfolio - Initial Class
Portfolio - Institutional Class	ING Strategic Allocation Portfolio, Inc.:
ING Global Resources Portfolio - Institutional Class	ING VP Strategic Allocation Balanced Portfolio - Class I
ING JPMorgan Small Cap Equity	ING VP Strategic Allocation Growth Portfolio - Class I
Portfolio - Institutional Class	ING VP Strategic Allocation Income Portfolio - Class I
ING JPMorgan Value Opportunities	ING Variable Portfolios, Inc.:
Portfolio - Institutional Class	ING VP Index Plus LargeCap Portfolio - Class I
ING Julius Baer Foreign Portfolio - Institutional Class	ING VP Index Plus MidCap Portfolio - Class I
ING Legg Mason Value Portfolio - Institutional Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Limited Maturity Bond Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class I
ING Liquid Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities
Portfolio - Institutional Class

ING Variable Products Trust:	Neuberger Berman Advisers Management Trust:
ING VP Disciplined LargeCap Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I
ING VP High Yield Bond Portfolio - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
ING VP International Value Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
ING VP MagnaCap Portfolio - Class I	Premier VIT:
ING VP MidCap Opportunities Portfolio - Class I	Premier VIT OpCap Equity Portfolio
ING VP Real Estate Portfolio - Class S	Premier VIT OpCap Global Equity Portfolio
ING VP SmallCap Opportunities Portfolio - Class I	Premier VIT OpCap Managed Portfolio
ING VP Intermediate Bond Portfolio:	Premier VIT OpCap Small Cap Portfolio
ING VP Intermediate Bond Portfolio - Class I	Putnam Variable Trust:
Janus Aspen Series:	Putnam VT Diversified Income Fund - Class IA Shares
Janus Aspen Series International Growth	Putnam VT Growth and Income Fund - Class IA Shares
Portfolio - Institutional Shares	Putnam VT International Growth Fund - Class IA Shares
Janus Aspen Series Mid Cap Growth	Putnam VT New Opportunities Fund - Class IA Shares
Portfolio - Institutional Shares	Putnam VT Utilities Growth and Income Fund - Class IA Shares
Janus Aspen Series Worldwide Growth	Putnam VT Voyager Fund - Class IA Shares
Portfolio - Institutional Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Select Variable Account at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$633	$2,599	$1,753	$1,623	$13,141

Total assets	633	2,599	1,753	1,623	13,141

Liabilities
Payable to related parties	—	—	—	—	1

Net assets	$633	$2,599	$1,753	$1,623	$13,140

Net assets
Accumulation units	$633	$2,599	$1,753	$1,623	$13,126
Contracts in payout (annuitization)	—	—	—	—	14

Total net assets	$633	$2,599	$1,753	$1,623	$13,140

Total number of mutual fund shares	105,738	44,067	45,975	85,782	873,706

Cost of mutual fund shares	$499	$2,480	$1,729	$1,525	$13,729

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$40,024	$59,495	$44,976	$9,136	$2

Total assets	40,024	59,495	44,976	9,136	2

Liabilities
Payable to related parties	2	2	2	—	—

Net assets	$40,022	$59,493	$44,974	$9,136	$2

Net assets
Accumulation units	$39,991	$59,451	$44,641	$9,136	$2
Contracts in payout (annuitization)	31	42	333	—	—

Total net assets	$40,022	$59,493	$44,974	$9,136	$2

Total number of mutual fund shares	1,289,838	2,334,040	1,334,600	1,480,708	17

Cost of mutual fund shares	$25,213	$46,979	$38,074	$9,854	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S

Assets
Investments in mutual funds at fair value	$14,557	$52	$6,139	$18	$52

Total assets	14,557	52	6,139	18	52

Liabilities
Payable to related parties	1	—	—	—	—

Net assets	$14,556	$52	$6,139	$18	$52

Net assets
Accumulation units	$14,556	$—	$6,139	$18	$52
Contracts in payout (annuitization)		52	—	—	—

Total net assets	$14,556	$52	$6,139	$18	$52

Total number of mutual fund shares	1,140,796	51,511	297,855	935	4,859

Cost of mutual fund shares	$15,013	$52	$5,817	$16	$50

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$33,402	$19	$13,603	$789	$10,693

Total assets	33,402	19	13,603	789	10,693

Liabilities
Payable to related parties	1	—	1	—	1

Net assets	$33,401	$19	$13,602	$789	$10,692

Net assets
Accumulation units	$33,391	$19	$13,602	$789	$10,692
Contracts in payout (annuitization)	10	—	—	—	—

Total net assets	$33,401	$19	$13,602	$789	$10,692

Total number of mutual fund shares	3,039,271	1,454	1,283,305	38,672	850,678

Cost of mutual fund shares	$32,460	$19	$13,272	$713	$10,450

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$18,678	$435	$86	$120	$13,754

Total assets	18,678	435	86	120	13,754

Liabilities
Payable to related parties	—	—	—	—	1

Net assets	$18,678	$435	$86	$120	$13,753

Net assets
Accumulation units	$18,656	$435	$86	$120	$13,753
Contracts in payout (annuitization)	22	—	—	—	—

Total net assets	$18,678	$435	$86	$120	$13,753

Total number of mutual fund shares	1,735,904	33,298	8,091	11,163	13,753,855

Cost of mutual fund shares	$18,227	$435	$81	$119	$13,754

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$15	$115	$9,006	$37	$4,304

Total assets	15	115	9,006	37	4,304

Liabilities
Payable to related parties	—	—	1	—	—

Net assets	$15	$115	$9,005	$37	$4,304

Net assets
Accumulation units	$15	$115	$9,005	$37	$4,304
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$15	$115	$9,005	$37	$4,304

Total number of mutual fund shares	1,274	7,221	727,438	3,238	348,471

Cost of mutual fund shares	$15	$109	$8,225	$35	$4,003

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$79	$219	$2,542	$28	$4

Total assets	79	219	2,542	28	4

Liabilities
Payable to related parties	—	—	—	—	—

Net assets	$79	$219	$2,542	$28	$4

Net assets
Accumulation units	$79	$219	$2,533	$28	$4
Contracts in payout (annuitization)	—	—	9	—	—

Total net assets	$79	$219	$2,542	$28	$4

Total number of mutual fund shares	6,523	11,988	226,539	1,582	320

Cost of mutual fund shares	$76	$220	$2,601	$26	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING UBS U.S. Allocation Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$76	$32,551	$948	$402	$1

Total assets	76	32,551	948	402	1

Liabilities
Payable to related parties	—	1	—	—	—

Net assets	$76	$32,550	$948	$402	$1

Net assets
Accumulation units	$76	$32,550	$948	$402	$1
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$76	$32,550	$948	$402	$1

Total number of mutual fund shares	6,856	2,855,388	37,662	29,126	67

Cost of mutual fund shares	$75	$29,329	$917	$399	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$8,171	$24	$9	$117	$322

Total assets	8,171	24	9	117	322

Liabilities
Payable to related parties	1	—	—	—	—

Net assets	$8,170	$24	$9	$117	$322

Net assets
Accumulation units	$8,170	$24	$9	$117	$322
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$8,170	$24	$9	$117	$322

Total number of mutual fund shares	689,519	901	613	9,945	19,882

Cost of mutual fund shares	$6,798	$25	$9	$125	$318

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$1,399	$524	$18,669	$200	$322

Total assets	1,399	524	18,669	200	322

Liabilities
Payable to related parties	—	—	—	—	—

Net assets	$1,399	$524	$18,669	$200	$322

Net assets
Accumulation units	$1,399	$524	$18,669	$200	$322
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,399	$524	$18,669	$200	$322

Total number of mutual fund shares	153,684	37,383	1,317,474	19,972	29,493

Cost of mutual fund shares	$1,415	$548	$16,147	$202	$320

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$19	$20,832	$2,740	$293	$40

Total assets	19	20,832	2,740	293	40

Liabilities
Payable to related parties	—	1	—	—	—

Net assets	$19	$20,831	$2,740	$293	$40

Net assets
Accumulation units	$19	$20,831	$2,740	$293	$40
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$19	$20,831	$2,740	$293	$40

Total number of mutual fund shares	424	2,408,359	294,613	24,008	1,122

Cost of mutual fund shares	$18	$19,047	$2,604	$284	$40

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$30	$52	$8	$77	$1,303

Total assets	30	52	8	77	1,303

Liabilities
Payable to related parties	—	—	—	—	—

Net assets	$30	$52	$8	$77	$1,303

Net assets
Accumulation units	$30	$52	$8	$77	$1,303
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$30	$52	$8	$77	$1,303

Total number of mutual fund shares	2,071	3,359	637	4,979	69,737

Cost of mutual fund shares	$29	$50	$8	$74	$1,276

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I

Assets
Investments in mutual funds at fair value	$1,157	$638	$1,800	$7,583	$7,215

Total assets	1,157	638	1,800	7,583	7,215

Liabilities
Payable to related parties	—	—	—	—	—

Net assets	$1,157	$638	$1,800	$7,583	$7,215

Net assets
Accumulation units	$1,157	$638	$1,800	$7,583	$7,215
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,157	$638	$1,800	$7,583	$7,215

Total number of mutual fund shares	69,336	46,036	593,882	595,668	953,109

Cost of mutual fund shares	$1,151	$640	$1,828	$6,776	$6,151

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Assets
Investments in mutual funds at fair value	$304	$6,336	$306	$2	$6,057

Total assets	304	6,336	306	2	6,057

Liabilities
Payable to related parties	—	—	—	—	—

Net assets	$304	$6,336	$306	$2	$6,057

Net assets
Accumulation units	$304	$6,336	$306	$2	$6,057
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$304	$6,336	$306	$2	$6,057

Total number of mutual fund shares	20,334	357,184	23,626	114	479,175

Cost of mutual fund shares	$296	$8,321	$315	$2	$6,375

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Premier VIT OpCap Managed Portfolio	Putnam VT Diversified Income Fund – Class IA Shares

Assets
Investments in mutual funds at fair value	$620	$7,226	$1,778

Total assets	620	7,226	1,778

Liabilities
Payable to related parties	—	—	—

Net assets	$620	$7,226	$1,778

Net assets
Accumulation units	$620	$7,226	$1,778
Contracts in payout (annuitization)	—	—	—

Total net assets	$620	$7,226	$1,778

Total number of mutual fund shares	41,575	167,745	200,687

Cost of mutual fund shares	$496	$6,290	$1,778

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O	American Funds Insurance Series® Growth Fund - Class 2

Net investment income (loss)
Income:
Dividends	$—	$40	$—	$—	$10

Total investment income	—	40	—	—	10
Expenses:
Mortality, expense risk and other charges	9	171	12	135	9

Total expenses	9	171	12	135	9

Net investment income (loss)	(9)	(131)	(12)	(135)	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(114)	(4,686)	219	3,360	16
Capital gains distributions	—	—	—	520	—

Total realized gain (loss) on investments and capital gains distributions	(114)	(4,686)	219	3,880	16
Net unrealized appreciation (depreciation) of investments	146	5,749	(151)	(3,118)	119

Net realized and unrealized gain (loss) on investments	32	1,063	68	762	135

Net increase (decrease) in net assets resulting from operations	$23	$932	$56	$627	$136

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$17	$18	$407	$129	$1,162

Total investment income	17	18	407	129	1,162
Expenses:
Mortality, expense risk and other charges	5	4	192	573	897

Total expenses	5	4	192	573	897

Net investment income (loss)	12	14	215	(444)	265

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	12	(436)	2,185	1,718
Capital gains distributions	—	—	5	8	2,555

Total realized gain (loss) on investments and capital gains distributions	2	12	(431)	2,193	4,273
Net unrealized appreciation (depreciation) of investments	23	98	539	4,067	(1,995)

Net realized and unrealized gain (loss) on investments	25	110	108	6,260	2,278

Net increase (decrease) in net assets resulting from operations	$37	$124	$323	$5,816	$2,543

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$271	$1,570	$—	$762	$2

Total investment income	271	1,570	—	762	2
Expenses:
Mortality, expense risk and other charges	671	147	—	253	1

Total expenses	671	147	—	253	1

Net investment income (loss)	(400)	1,423	—	509	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4,079)	(10)	—	(103)	—
Capital gains distributions	—	—	—	461	—

Total realized gain (loss) on investments and capital gains distributions	(4,079)	(10)	—	358	—
Net unrealized appreciation (depreciation) of investments	6,238	(1,306)	—	(728)	—

Net realized and unrealized gain (loss) on investments	2,159	(1,316)	—	(370)	—

Net increase (decrease) in net assets resulting from operations	$1,759	$107	$—	$139	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$43	$—	$—	$—	$10

Total investment income	43	—	—	—	10
Expenses:
Mortality, expense risk and other charges	81	—	—	—	129

Total expenses	81	—	—	—	129

Net investment income (loss)	(38)	—	—	—	(119)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(206)	1	—	—	36
Capital gains distributions	33	—	—	2	—

Total realized gain (loss) on investments and capital gains distributions	(173)	1	—	2	36
Net unrealized appreciation (depreciation) of investments	1,155	—	1	2	942

Net realized and unrealized gain (loss) on investments	982	1	1	4	978

Net increase (decrease) in net assets resulting from operations	$944	$1	$1	$4	$859

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$24	$—	$—	$—

Total investment income	—	24	—	—	—
Expenses:
Mortality, expense risk and other charges	—	55	4	81	71

Total expenses	—	55	4	81	71

Net investment income (loss)	—	(31)	(4)	(81)	(71)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	44	7	234	1
Capital gains distributions	—	31	2	359	—

Total realized gain (loss) on investments and capital gains distributions	—	75	9	593	1
Net unrealized appreciation (depreciation) of investments	—	331	77	(289)	451

Net realized and unrealized gain (loss) on investments	—	406	86	304	452

Net increase (decrease) in net assets resulting from operations	$—	$375	$82	$223	$381

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$475	$—

Total investment income	—	—	—	475	—
Expenses:
Mortality, expense risk and other charges	2	—	—	220	—

Total expenses	2	—	—	220	—

Net investment income (loss)	(2)	—	—	255	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	—	—	—	1
Capital gains distributions	25	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	26	—	—	—	1
Net unrealized appreciation (depreciation) of investments	—	5	1	—	—

Net realized and unrealized gain (loss) on investments	26	5	1	—	1

Net increase (decrease) in net assets resulting from operations	$24	$5	$1	$255	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class	ING Mercury Large Cap Growth Portfolio – Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$16	$—	$—	$—

Total investment income	—	16	—	—	—
Expenses:
Mortality, expense risk and other charges	1	34	—	70	1

Total expenses	1	34	—	70	1

Net investment income (loss)	(1)	(18)	—	(70)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	48	—	52	2
Capital gains distributions	—	117	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	165	—	52	2
Net unrealized appreciation (depreciation) of investments	6	781	2	194	3

Net realized and unrealized gain (loss) on investments	6	946	2	246	5

Net increase (decrease) in net assets resulting from operations	$5	$928	$2	$176	$4

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$4	$20	$—	$—	$—

Total investment income	4	20	—	—	—
Expenses:
Mortality, expense risk and other charges	1	10	—	—	—

Total expenses	1	10	—	—	—

Net investment income (loss)	3	10	—	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(2)	10	—	—
Capital gains distributions	5	51	—	—	—

Total realized gain (loss) on investments and capital gains distributions	5	49	10	—	—
Net unrealized appreciation (depreciation) of investments	(1)	(60)	—	1	—

Net realized and unrealized gain (loss) on investments	4	(11)	10	1	—

Net increase (decrease) in net assets resulting from operations	$7	$(1)	$10	$1	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING UBS U.S. Allocation Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$1	$—	$—

Total investment income	—	—	1	—	—
Expenses:
Mortality, expense risk and other charges	1	522	4	1	—

Total expenses	1	522	4	1	—

Net investment income (loss)	(1)	(522)	(3)	(1)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	839	—	—	—
Capital gains distributions	—	—	2	—	—

Total realized gain (loss) on investments and capital gains distributions	2	839	2	—	—
Net unrealized appreciation (depreciation) of investments	1	622	31	3	—

Net realized and unrealized gain (loss) on investments	3	1,461	33	3	—

Net increase (decrease) in net assets resulting from operations	$2	$939	$30	$2	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$45	$—	$—	$—	$—

Expenses:
Total investment income	45	—	—	—	—
Mortality, expense risk and other charges	117	—	—	—	1

Total expenses	117	—	—	—	1

Net investment income (loss)	(72)	—	—	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	161	—	—	—	—
Capital gains distributions	—	—	—	11	—

Total realized gain (loss) on investments and capital gains distributions	161	—	—	11	—
Net unrealized appreciation (depreciation) of investments	913	—	—	(8)	4

Net realized and unrealized gain (loss) on investments	1,074	—	—	3	4

Net increase (decrease) in net assets resulting from operations	$1,002	$—	$—	$3	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$3	$155	$4	$—

Total investment income	—	3	155	4	—
Expenses:
Mortality, expense risk and other charges	2	2	171	1	1

Total expenses	2	2	171	1	1

Net investment income (loss)	(2)	1	(16)	3	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	407	—	—
Capital gains distributions	—	34	322	—	—

Total realized gain (loss) on investments and capital gains distributions	—	35	729	—	—
Net unrealized appreciation (depreciation) of investments	(17)	(24)	2,522	(2)	2

Net realized and unrealized gain (loss) on investments	(17)	11	3,251	(2)	2

Net increase (decrease) in net assets resulting from operations	$(19)	$12	$3,235	$1	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	136	10	2	—

Total expenses	—	136	10	2	—

Net investment income (loss)	—	(136)	(10)	(2)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	398	8	—	—
Capital gains distributions	—	175	—	1	—

Total realized gain (loss) on investments and capital gains distributions	—	573	8	1	—
Net unrealized appreciation (depreciation) of investments	1	1,786	136	10	1

Net realized and unrealized gain (loss) on investments	1	2,359	144	11	1

Net increase (decrease) in net assets resulting from operations	$1	$2,223	$134	$9	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1	$—

Total investment income	—	—	—	1	—
Expenses:
Mortality, expense risk and other charges	—	—	—	—	3

Total expenses	—	—	—	—	3

Net investment income (loss)	—	—	—	1	(3)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	—	—
Capital gains distributions	—	—	—	—	1

Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	1
Net unrealized appreciation (depreciation) of investments	1	2	—	3	27

Net realized and unrealized gain (loss) on investments	1	2	—	3	28

Net increase (decrease) in net assets resulting from operations	$1	$2	$—	$4	$25

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$13	$132	$244

Total investment income	—	—	13	132	244
Expenses:
Mortality, expense risk and other charges	2	1	20	29	127

Total expenses	2	1	20	29	127

Net investment income (loss)	(2)	(1)	(7)	103	117

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	(110)	(14)	296
Capital gains distributions	1	—	—	—	646

Total realized gain (loss) on investments and capital gains distributions	1	—	(110)	(14)	942
Net unrealized appreciation(depreciation) of investments	5	(3)	188	(89)	(481)

Net realized and unrealized gain (loss) on investments	6	(3)	78	(103)	461

Net increase (decrease) in net assets resulting from operations	$4	$(4)	$71	$—	$578

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$8	$—	$4	$—	$11

Total investment income	8	—	4	—	11
Expenses:
Mortality, expense risk and other charges	9	106	1	95	1

Total expenses	9	106	1	95	1

Net investment income (loss)	(1)	(106)	3	(95)	10

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	127	159	—	(1,899)	—
Capital gains distributions	60	—	—	—	1

Total realized gain (loss) on investments and capital gains distributions	187	159	—	(1,899)	1
Net unrealized appreciation (depreciation) of investments	(147)	533	8	2,433	(9)

Net realized and unrealized gain (loss) on investments	40	692	8	534	(8)

Net increase (decrease) in net assets resulting from operations	$39	$586	$11	$439	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series International Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio – Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Net investment income (loss)
Income:
Dividends	$68	$—	$—	$—	$193

Total investment income	68	—	—	—	193
Expenses:
Mortality, expense risk and other charges	86	48	89	—	107

Total expenses	86	48	89	—	107

Net investment income (loss)	(18)	(48)	(89)	—	86

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,659	(188)	2,204	—	(173)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,659	(188)	2,204	—	(173)
Net unrealized appreciation (depreciation) of investments	(1,376)	(585)	(2,987)	—	86

Net realized and unrealized gain (loss) on investments	1,283	(773)	(783)	—	(87)

Net increase (decrease) in net assets resulting from operations	$1,265	$(821)	$(872)	$—	$(1)

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio	Premier VIT OpCap Small Cap Portfolio

Net investment income (loss)
Income:
Dividends	$—	$12	$6	$119	$—

Total investment income	—	12	6	119	—
Expenses:
Mortality, expense risk and other charges	9	28	17	122	102

Total expenses	9	28	17	122	102

Net investment income (loss)	(9)	(16)	(11)	(3)	(102)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	68	349	211	106	945
Capital gains distributions	2	—	—	321	1,470

Total realized gain (loss) on investments and capital gains distributions	70	349	211	427	2,415
Net unrealized appreciation (depreciation) of investments	(24)	(293)	(177)	(96)	(2,922)

Net realized and unrealized gain (loss) on investments	46	56	34	331	(507)

Net increase (decrease) in net assets resulting from operations	$37	$40	$23	$328	$(609)

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Putnam VT Diversified Income Fund - Class IA Shares	Putnam VT Growth and Income Fund - Class IA Shares	Putnam VT International Growth Fund - Class IA Shares	Putnam VT New Opportunities Fund – Class IA Shares	Putnam VT Utilities Growth and Income Fund - Class IA Shares

Net investment income (loss)
Income:
Dividends	$164	$401	$8	$48	$55

Total investment income	164	401	8	48	55
Expenses:
Mortality, expense risk and other charges	28	218	5	128	26

Total expenses	28	218	5	128	26

Net investment income (loss)	136	183	3	(80)	29

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(97)	1,644	253	(7,448)	(161)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(97)	1,644	253	(7,448)	(161)
Net unrealized appreciation (depreciation) of investments	(2)	(1,580)	(232)	7,854	388

Net realized and unrealized gain (loss) on investments	(99)	64	21	406	227

Net increase (decrease) in net assets resulting from operations	$37	$247	$24	$326	$256

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Putnam VT Voyager Fund – Class IA Shares

Net investment income (loss)
Income:
Dividends	$248

Total investment income	248
Expenses:
Mortality, expense risk and other charges	256

Total expenses	256

Net investment income (loss)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(14,836)
Capital gains distributions	—

Total realized gain (loss) on investments and capital gains distributions	(14,836)
Net unrealized appreciation (depreciation) of investments	14,712

Net realized and unrealized gain (loss) on investments	(124)

Net increase (decrease) in net assets resulting from operations	$(132)

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O

Net Assets at January 1, 2004	$954	$22,758	$1,428	$15,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(282)	(19)	(202)
Net realized gain (loss) on investments and capital gains distributions	(210)	(2,978)	(56)	668
Net unrealized appreciation (depreciation) of investments	276	3,953	148	1,044

Net increase (decrease) in net assets from operations	54	693	73	1,510
Changes from principal transactions:
Premiums	22	279	31	186
Surrenders and withdrawals	(208)	(3,889)	(182)	(3,190)
Death benefits	—	(102)	—	(52)
Transfers between Divisions (including fixed account), net	25	(534)	(56)	1,287
Contract charges	(1)	(17)	(1)	(10)

Increase (decrease) in net assets derived from principal transactions	(162)	(4,263)	(208)	(1,779)

Total increase (decrease) in net assets	(108)	(3,570)	(135)	(269)

Net assets at December 31, 2004	846	19,188	1,293	14,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(131)	(12)	(135)
Net realized gain (loss) on investments and capital gains distributions	(114)	(4,686)	219	3,880
Net unrealized appreciation (depreciation) of investments	146	5,749	(151)	(3,118)

Net increase (decrease) in net assets from operations	23	932	56	627
Changes from principal transactions:
Premiums	16	156	6	188
Surrenders and withdrawals	(134)	(3,016)	(252)	(2,487)
Death benefits	(12)	(84)	(4)	(122)
Transfers between Divisions (including fixed account), net	(105)	(17,163)	(1,099)	(12,966)
Contract charges	(1)	(13)	—	(6)

Increase (decrease) in net assets derived from principal transactions	(236)	(20,120)	(1,349)	(15,393)

Total increase (decrease) in net assets	(213)	(19,188)	(1,293)	(14,766)

Net assets at December 31, 2005	$633	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$19,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	272
Net realized gain (loss) on investments and capital gains distributions	—	—	—	(641)
Net unrealized appreciation (depreciation) of investments	—	—	—	1,008

Net increase (decrease) in net assets from operations	—	—	—	639
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	(3,375)
Death benefits	—	—	—	(231)
Transfers between Divisions (including fixed account), net	—	—	—	(328)
Contract charges	—	—	—	(18)

Increase (decrease) in net assets derived from principal transactions	—	—	—	(3,952)

Total increase (decrease) in net assets	—	—	—	(3,313)

Net assets at December 31, 2004	—	—	—	15,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	12	14	215
Net realized gain (loss) on investments and capital gains distributions	16	2	12	(431)
Net unrealized appreciation (depreciation) of investments	119	23	98	539

Net increase (decrease) in net assets from operations	136	37	124	323
Changes from principal transactions:
Premiums	4	1	3	—
Surrenders and withdrawals	(155)	(157)	(188)	(2,638)
Death benefits	—	—	—	(149)
Transfers between Divisions (including fixed account), net	2,613	1,871	1,685	(274)
Contract charges	1	1	(1)	(16)

Increase (decrease) in net assets derived from principal transactions	2,463	1,716	1,499	(3,077)

Total increase (decrease) in net assets	2,599	1,753	1,623	(2,754)

Net assets at December 31, 2005	$2,599	$1,753	$1,623	$13,140

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class

Net Assets at January 1, 2004	$47,044	$80,104	$69,112	$18,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(458)	241	(671)	1,091
Net realized gain (loss) on investments and capital gains distributions	202	966	(4,264)	318
Net unrealized appreciation (depreciation) of investments	5,887	5,798	5,848	(405)

Net increase (decrease) in net assets from operations	5,631	7,005	913	1,004
Changes from principal transactions:
Premiums	400	825	818	91
Surrenders and withdrawals	(10,502)	(15,644)	(11,469)	(3,504)
Death benefits	(163)	(644)	(426)	(176)
Transfers between Divisions (including fixed account), net	1,789	2,610	(1,185)	(3,479)
Contract charges	(36)	(63)	(63)	(10)

Increase (decrease) in net assets derived from principal transactions	(8,512)	(12,916)	(12,325)	(7,078)

Total increase (decrease) in net assets	(2,881)	(5,911)	(11,412)	(6,074)

Net assets at December 31, 2004	44,163	74,193	57,700	12,356

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(444)	265	(400)	1,423
Net realized gain (loss) on investments and capital gains distributions	2,193	4,273	(4,079)	(10)
Net unrealized appreciation (depreciation) of investments	4,067	(1,995)	6,238	(1,306)

Net increase (decrease) in net assets from operations	5,816	2,543	1,759	107
Changes from principal transactions:
Premiums	402	628	556	94
Surrenders and withdrawals	(11,459)	(14,829)	(11,667)	(2,649)
Death benefits	(233)	(411)	(304)	(109)
Transfers between Divisions (including fixed account), net	1,365	(2,576)	(3,019)	(656)
Contract charges	(32)	(55)	(51)	(7)

Increase (decrease) in net assets derived from principal transactions	(9,957)	(17,243)	(14,485)	(3,327)

Total increase (decrease) in net assets	(4,141)	(14,700)	(12,726)	(3,220)

Net assets at December 31, 2005	$40,022	$59,493	$44,974	$9,136

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Money Market Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class

Net Assets at January 1, 2004	$50,494	$27,830	$25,590	$7,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	317	756	(55)	(6)
Net realized gain (loss) on investments and capital gains distributions	(4,466)	1,393	—	(462)
Net unrealized appreciation (depreciation) of investments	5,115	(1,469)	—	1,218

Net increase (decrease) in net assets from operations	966	680	(55)	750
Changes from principal transactions:
Premiums	361	259	339	—
Surrenders and withdrawals	(4,948)	(5,676)	(8,011)	(1,440)
Death benefits	(102)	(153)	(118)	(50)
Transfers between Divisions (including fixed account), net	(46,746)	(1,380)	(17,674)	(88)
Contract charges	(24)	(13)	(8)	(8)

Increase (decrease) in net assets derived from principal transactions	(51,459)	(6,963)	(25,472)	(1,586)

Total increase (decrease) in net assets	(50,493)	(6,283)	(25,527)	(836)

Net assets at December 31, 2004	1	21,547	63	6,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	509	1	(38)
Net realized gain (loss) on investments and capital gains distributions	—	358	—	(173)
Net unrealized appreciation (depreciation) of investments	—	(728)	—	1,155

Net increase (decrease) in net assets from operations	—	139	1	944
Changes from principal transactions:
Premiums	—	193	(4)	—
Surrenders and withdrawals	—	(6,800)	—	(1,318)
Death benefits	—	(97)	—	(48)
Transfers between Divisions (including fixed account), net	2	(414)	(9)	(146)
Contract charges	(1)	(12)	1	(7)

Increase (decrease) in net assets derived from principal transactions	1	(7,130)	(12)	(1,519)

Total increase (decrease) in net assets	1	(6,991)	(11)	(575)

Net assets at December 31, 2005	$2	$14,556	$52	$6,139

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(119)
Net realized gain (loss) on investments and capital gains distributions	1	—	2	36
Net unrealized appreciation (depreciation) of investments	—	1	2	942

Net increase (decrease) in net assets from operations	1	1	4	859
Changes from principal transactions:
Premiums	—	—	—	76
Surrenders and withdrawals	—	—	—	(2,388)
Death benefits	—	—	—	(14)
Transfers between Divisions (including fixed account), net	(1)	17	48	34,876
Contract charges	—	—	—	(8)

Increase (decrease) in net assets derived from principal transactions	(1)	17	48	32,542

Total increase (decrease) in net assets	—	18	52	33,401

Net assets at December 31, 2005	$—	$18	$52	$33,401

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(28)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	62
Net unrealized appreciation (depreciation) of investments	—	—	—	532

Net increase (decrease) in net assets from operations	—	—	—	566
Changes from principal transactions:
Premiums	—	—	—	17
Surrenders and withdrawals	—	—	—	(552)
Death benefits	—	—	—	(1)
Transfers between Divisions (including fixed account), net	—	—	—	4,209
Contract charges	—	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	—	—	—	3,672

Total increase (decrease) in net assets	—	—	—	4,238

Net assets at December 31, 2004	—	—	—	4,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(31)	(4)	(81)
Net realized gain (loss) on investments and capital gains distributions	—	75	9	593
Net unrealized appreciation (depreciation) of investments	—	331	77	(289)

Net increase (decrease) in net assets from operations	—	375	82	223
Changes from principal transactions:
Premiums	—	35	(1)	72
Surrenders and withdrawals	—	(1,404)	(41)	(1,727)
Death benefits	—	(3)	—	(21)
Transfers between Divisions (including fixed account), net	19	14,602	748	7,911
Contract charges	—	(3)	1	(4)

Increase (decrease) in net assets derived from principal transactions	19	13,227	707	6,231

Total increase (decrease) in net assets	19	13,602	789	6,454

Net assets at December 31, 2005	$19	$13,602	$789	$10,692

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets Operations:
Net investment income (loss)	(71)	(2)	—	—
Net realized gain (loss) on investments and capital gains distributions	1	26	—	—
Net unrealized appreciation (depreciation) of investments	451	—	5	1

Net increase (decrease) in net assets from operations	381	24	5	1
Changes from principal transactions:
Premiums	40	2	—	—
Surrenders and withdrawals	(1,296)	(18)	—	—
Death benefits	(33)	—	—	—
Transfers between Divisions (including fixed account), net	19,588	427	81	119
Contract charges	(2)	—	—	—

Increase (decrease) in net assets derived from principal transactions	18,297	411	81	119

Total increase (decrease) in net assets	18,678	435	86	120

Net assets at December 31, 2005	$18,678	$435	$86	$120

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Liquid Assets Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	5	—	—	—
Changes from principal transactions:
Premiums	146	—	—	—
Surrenders and withdrawals	(5,053)	—	—	—
Death benefits	(103)	—	—	—
Transfers between Divisions (including fixed account), net	23,070	—	—	—
Contract charges	(7)	—	—	—

Increase (decrease) in net assets derived from principal transactions	18,053	—	—	—

Total increase (decrease) in net assets	18,058	—	—	—

Net assets at December 31, 2004	18,058	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	255	—	(1)	(18)
Net realized gain (loss) on investments and capital gains distributions	—	1	—	165
Net unrealized appreciation (depreciation) of investments	—	—	6	781

Net increase (decrease) in net assets from operations	255	1	5	928
Changes from principal transactions:
Premiums	308	—	—	13
Surrenders and withdrawals	(7,062)	(17)	(7)	(630)
Death benefits	(127)	—	—	(5)
Transfers between Divisions (including fixed account), net	2,333	31	117	8,701
Contract charges	(12)	—	—	(2)

Increase (decrease) in net assets derived from principal transactions	(4,560)	14	110	8,077

Total increase (decrease) in net assets	(4,305)	15	115	9,005

Net assets at December 31, 2005	$13,753	$15	$115	$9,005

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(22)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	219	—	—
Net unrealized appreciation (depreciation) of investments	—	107	—	—

Net increase (decrease) in net assets from operations	—	304	—	—
Changes from principal transactions:
Premiums	—	21	—	—
Surrenders and withdrawals	—	(961)	—	—
Death benefits	—	(1)	—	—
Transfers between Divisions (including fixed account), net	—	6,528	—	—
Contract charges	—	(2)	—	—

Increase (decrease) in net assets derived from principal transactions	—	5,585	—	—

Total increase (decrease) in net assets	—	5,889	—	—

Net assets at December 31, 2004	—	5,889	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(70)	(1)	3
Net realized gain (loss) on investments and capital gains distributions	—	52	2	5
Net unrealized appreciation (depreciation) of investments	2	194	3	(1)

Net increase (decrease) in net assets from operations	2	176	4	7
Changes from principal transactions:
Premiums	—	63	—	—
Surrenders and withdrawals	(3)	(1,388)	—	—
Death benefits	—	(47)	—	—
Transfers between Divisions (including fixed account), net	38	(385)	75	212
Contract charges	—	(4)	—	—

Increase (decrease) in net assets derived from principal transactions	35	(1,761)	75	212

Total increase (decrease) in net assets	37	(1,585)	79	219

Net assets at December 31, 2005	$37	$4,304	$79	$219

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Utilities Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	—	—	—
Net realized gain (loss) on investments and capital gains distributions	49	10	—	—
Net unrealized appreciation (depreciation) of investments	(60)	—	1	—

Net increase (decrease) in net assets from operations	(1)	10	1	—
Changes from principal transactions:
Premiums	—	—	1	—
Surrenders and withdrawals	(124)	(2)	—	—
Death benefits	(4)	—	—	—
Transfers between Divisions (including fixed account), net	2,671	(8)	26	4
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	2,543	(10)	27	4

Total increase (decrease) in net assets	2,542	—	28	4

Net assets at December 31, 2005	$2,542	$—	$28	$4

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	169	—	—
Net realized gain (loss) on investments and capital gains distributions	—	144	—	—
Net unrealized appreciation (depreciation) of investments	—	2,600	—	—

Net increase (decrease) in net assets from operations	—	2,913	—	—
Changes from principal transactions:
Premiums	—	291	—	—
Surrenders and withdrawals	—	(4,284)	—	—
Death benefits	—	(68)	—	—
Transfers between Divisions (including fixed account), net	—	45,889	—	—
Contract charges	—	(19)	—	—

Increase (decrease) in net assets derived from principal transactions	—	41,809	—	—

Total increase (decrease) in net assets	—	44,722	—	—

Net assets at December 31, 2004	—	44,722	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(522)	(3)	(1)
Net realized gain (loss) on investments and capital gains distributions	2	839	2	—
Net unrealized appreciation (depreciation) of investments	1	622	31	3

Net increase (decrease) in net assets from operations	2	939	30	2
Changes from principal transactions:
Premiums	2	484	5	2
Surrenders and withdrawals	(20)	(10,919)	(34)	(3)
Death benefits	—	(217)	—	—
Transfers between Divisions (including fixed account), net	92	(2,424)	947	401
Contract charges	—	(35)	—	—

Increase (decrease) in net assets derived from principal transactions	74	(13,111)	918	400

Total increase (decrease) in net assets	76	(12,172)	948	402

Net assets at December 31, 2005	$76	$32,550	$948	$402

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(69)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	13	—	—
Net unrealized appreciation (depreciation) of investments	—	459	—	—

Net increase (decrease) in net assets from operations	—	403	—	—
Changes from principal transactions:
Premiums	—	68	—	—
Surrenders and withdrawals	—	(922)	—	—
Death benefits	—	(23)	—	—
Transfers between Divisions (including fixed account), net	—	10,376	—	—
Contract charges	—	(5)	—	—

Increase (decrease) in net assets derived from principal transactions	—	9,494	—	—

Total increase (decrease) in net assets	—	9,897	—	—

Net assets at December 31, 2004	—	9,897	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(72)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	161	—	—
Net unrealized appreciation (depreciation) of investments	—	913	—	—

Net increase (decrease) in net assets from operations	—	1,002	—	—
Changes from principal transactions:
Premiums	1	89	—	1
Surrenders and withdrawals	—	(2,234)	—	—
Death benefits	—	(42)	—	—
Transfers between Divisions (including fixed account), net	—	(533)	24	8
Contract charges	—	(9)	—	—

Increase (decrease) in net assets derived from principal transactions	1	(2,729)	24	9

Total increase (decrease) in net assets	1	(1,727)	24	9

Net assets at December 31, 2005	$1	$8,170	$24	$9

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING Fundamental Research Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(2)	1
Net realized gain (loss) on investments and capital gains distributions	11	—	—	35
Net unrealized appreciation (depreciation) of investments	(8)	4	(17)	(24)

Net increase (decrease) in net assets from operations	3	3	(19)	12
Changes from principal transactions:
Premiums	—	1	4	1
Surrenders and withdrawals	(3)	(7)	(39)	(63)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	117	325	1,453	574
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	114	319	1,418	512

Total increase (decrease) in net assets	117	322	1,399	524

Net assets at December 31, 2005	$117	$322	$1,399	$524

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	3	(1)	—
Net realized gain (loss) on investments and capital gains distributions	729	—	—	—
Net unrealized appreciation (depreciation) of investments	2,522	(2)	2	1

Net increase (decrease) in net assets from operations	3,235	1	1	1
Changes from principal transactions:
Premiums	121	1	—	—
Surrenders and withdrawals	(3,581)	(4)	(14)	(1)
Death benefits	(47)	—	—	—
Transfers between Divisions (including fixed account), net	18,951	202	335	19
Contract charges	(10)	—	—	—

Increase (decrease) in net assets derived from principal transactions	15,434	199	321	18

Total increase (decrease) in net assets	18,669	200	322	19

Net assets at December 31, 2005	$18,669	$200	$322	$19

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	(10)	(2)	—
Net realized gain (loss) on investments and capital gains distributions	573	8	1	—
Net unrealized appreciation (depreciation) of investments	1,786	136	10	1

Net increase (decrease) in net assets from operations	2,223	134	9	1
Changes from principal transactions:
Premiums	123	7	2	—
Surrenders and withdrawals	(2,357)	(99)	(5)	—
Death benefits	(36)	(18)	—	—
Transfers between Divisions (including fixed account), net	20,886	2,716	287	39
Contract charges	(8)	—	—	—

Increase (decrease) in net assets derived from principal transactions	18,608	2,606	284	39

Total increase (decrease) in net assets	20,831	2,740	293	40

Net assets at December 31, 2005	$20,831	$2,740	$293	$40

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	1
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	1	2	—	3

Net increase (decrease) in net assets from operations	1	2	—	4
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	(1)	—	—	(18)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	30	50	8	91
Contract charges	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	29	50	8	73

Total increase (decrease) in net assets	30	52	8	77

Net assets at December 31, 2005	$30	$52	$8	$77

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class I

Net Assets at January 1, 2004	$—	$—	$—	$2,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	(117)
Net unrealized appreciation (depreciation) of investments	—	—	—	305

Net increase (decrease) in net assets from operations	—	—	—	183
Changes from principal transactions:
Premiums	—	—	—	38
Surrenders and withdrawals	—	—	—	(303)
Death benefits	—	—	—	(11)
Transfers between Divisions (including fixed account), net	—	—	—	(55)
Contract charges	—	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	—	—	—	(332)

Total increase (decrease) in net assets	—	—	—	(149)

Net assets at December 31, 2004	—	—	—	1,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	(1)	(7)
Net realized gain (loss) on investments and capital gains distributions	1	1	—	(110)
Net unrealized appreciation (depreciation) of investments	27	5	(3)	188

Net increase (decrease) in net assets from operations	25	4	(4)	71
Changes from principal transactions:
Premiums	1	2	—	20
Surrenders and withdrawals	(98)	(85)	(2)	(468)
Death benefits	—	—	—	(5)
Transfers between Divisions (including fixed account), net	1,375	1,236	644	(1,481)
Contract charges	—	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	1,278	1,153	642	(1,935)

Total increase (decrease) in net assets	1,303	1,157	638	(1,864)

Net assets at December 31, 2005	$1,303	$1,157	$638	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP High Yield Bond Portfolio - Class I	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I

Net Assets at January 1, 2004	$4,976	$10,269	$936	$702

Increase (decrease) in net assets
Operations:
Net investment income (loss)	121	2	1	(91)
Net realized gain (loss) on investments and capital gains distributions	40	1,198	(11)	(48)
Net unrealized appreciation (depreciation) of investments	(45)	267	71	506

Net increase (decrease) in net assets from operations	116	1,467	61	367
Changes from principal transactions:
Premiums	28	109	5	66
Surrenders and withdrawals	(611)	(2,142)	(322)	(1,845)
Death benefits	—	(26)	—	(5)
Transfers between Divisions (including fixed account), net	(2,192)	834	145	9,466
Contract charges	(1)	(6)	—	(7)

Increase (decrease) in net assets derived from principal transactions	(2,776)	(1,231)	(172)	7,675

Total increase (decrease) in net assets	(2,660)	236	(111)	8,042

Net assets at December 31, 2004	2,316	10,505	825	8,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	117	(1)	(106)
Net realized gain (loss) on investments and capital gains distributions	(14)	942	187	159
Net unrealized appreciation (depreciation) of investments	(89)	(481)	(147)	533

Net increase (decrease) in net assets from operations	—	578	39	586
Changes from principal transactions:
Premiums	31	104	4	74
Surrenders and withdrawals	(468)	(3,085)	(111)	(1,715)
Death benefits	(26)	(88)	(35)	(83)
Transfers between Divisions (including fixed account), net	(52)	(425)	(722)	(383)
Contract charges	(1)	(6)	—	(8)

Increase (decrease) in net assets derived from principal transactions	(516)	(3,500)	(864)	(2,115)

Total increase (decrease) in net assets	(516)	(2,922)	(825)	(1,529)

Net assets at December 31, 2005	$1,800	$7,583	$—	$7,215

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I	Janus Aspen Series International Growth Portfolio - Institutional Shares

Net Assets at January 1, 2004	$—	$9,842	$—	$9,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(118)	—	(43)
Net realized gain (loss) on investments and capital gains distributions	—	(2,896)	—	748
Net unrealized appreciation (depreciation) of investments	—	3,617	—	662

Net increase (decrease) in net assets from operations	—	603	—	1,367
Changes from principal transactions:
Premiums	—	133	—	80
Surrenders and withdrawals	—	(1,927)	—	(1,802)
Death benefits	—	(62)	—	(25)
Transfers between Divisions (including fixed account), net	—	(646)	—	(344)
Contract charges	—	(8)	—	(7)

Increase (decrease) in net assets derived from principal transactions	—	(2,510)	—	(2,098)

Total increase (decrease) in net assets	—	(1,907)	—	(731)

Net assets at December 31, 2004	—	7,935	—	8,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(95)	10	(18)
Net realized gain (loss) on investments and capital gains distributions	—	(1,899)	1	2,659
Net unrealized appreciation (depreciation) of investments	8	2,433	(9)	(1,376)

Net increase (decrease) in net assets from operations	11	439	2	1,265
Changes from principal transactions:
Premiums	2	79	—	52
Surrenders and withdrawals	(6)	(1,294)	(492)	(1,336)
Death benefits	—	(31)	—	(40)
Transfers between Divisions (including fixed account), net	297	(786)	796	(8,617)
Contract charges	—	(6)	—	(5)

Increase (decrease) in net assets derived from principal transactions	293	(2,038)	304	(9,946)

Total increase (decrease) in net assets	304	(1,599)	306	(8,681)

Net assets at December 31, 2005	$304	$6,336	$306	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Net Assets at January 1, 2004	$12,330	$26,333	$—	$11,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(99)	—	207
Net realized gain (loss) on investments and capital gains distributions	(2,885)	(804)	—	13
Net unrealized appreciation (depreciation) of investments	5,032	1,459	—	(278)

Net increase (decrease) in net assets from operations	1,987	556	—	(58)
Changes from principal transactions:
Premiums	237	374	—	125
Surrenders and withdrawals	(2,401)	(4,815)	—	(2,375)
Death benefits	(23)	(79)	—	(10)
Transfers between Divisions (including fixed account), net	(579)	(1,415)	—	(163)
Contract charges	(14)	(20)	—	(6)

Increase (decrease) in net assets derived from principal transactions	(2,780)	(5,955)	—	(2,429)

Total increase (decrease) in net assets	(793)	(5,399)	—	(2,487)

Net assets at December 31, 2004	11,537	20,934	—	9,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	(89)	—	86
Net realized gain (loss) on investments and capital gains distributions	(188)	2,204	—	(173)
Net unrealized appreciation (depreciation) of investments	(585)	(2,987)	—	86

Net increase (decrease) in net assets from operations	(821)	(872)	—	(1)
Changes from principal transactions:
Premiums	65	102	—	84
Surrenders and withdrawals	(621)	(1,620)	—	(2,674)
Death benefits	(14)	(108)	—	(54)
Transfers between Divisions (including fixed account), net	(10,140)	(18,429)	2	(388)
Contract charges	(6)	(7)	—	(5)

Increase (decrease) in net assets derived from principal transactions	(10,716)	(20,062)	2	(3,037)

Total increase (decrease) in net assets	(11,537)	(20,934)	2	(3,038)

Net assets at December 31, 2005	$—	$—	$2	$6,057

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio®- Class I	Premier VIT OpCap Equity Portfolio	Premier VIT OpCap Global Equity Portfolio	Premier VIT OpCap Managed Portfolio

Net Assets at January 1, 2004	$698	$3,023	$2,055	$11,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(11)	(15)	18
Net realized gain (loss) on investments and capital gains distributions	37	(30)	194	(138)
Net unrealized appreciation (depreciation) of investments	38	321	31	1,020

Net increase (decrease) in net assets from operations	66	280	210	900
Changes from principal transactions:
Premiums	13	31	18	179
Surrenders and withdrawals	(224)	(609)	(214)	(2,441)
Death benefits	—	(1)	(8)	(18)
Transfers between Divisions (including fixed account), net	101	138	(241)	269
Contract charges	(1)	(2)	(1)	(7)

Increase (decrease) in net assets derived from principal transactions	(111)	(443)	(446)	(2,018)

Total increase (decrease) in net assets	(45)	(163)	(236)	(1,118)

Net assets at December 31, 2004	653	2,860	1,819	10,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(16)	(11)	(3)
Net realized gain (loss) on investments and capital gains distributions	70	349	211	427
Net unrealized appreciation (depreciation) of investments	(24)	(293)	(177)	(96)

Net increase (decrease) in net assets from operations	37	40	23	328
Changes from principal transactions:
Premiums	11	21	19	155
Surrenders and withdrawals	(80)	(556)	(311)	(2,776)
Death benefits	—	(1)	(1)	(90)
Transfers between Divisions (including fixed account), net	—	(2,363)	(1,548)	(805)
Contract charges	(1)	(1)	(1)	(6)

Increase (decrease) in net assets derived from principal transactions	(70)	(2,900)	(1,842)	(3,522)

Total increase (decrease) in net assets	(33)	(2,860)	(1,819)	(3,194)

Net assets at December 31, 2005	$620	$—	$—	$7,226

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Premier VIT OpCap Small Cap Portfolio	Putnam VT Diversified Income Fund - Class IA Shares	Putnam VT Growth and Income Fund – Class IA Shares	Putnam VT International Growth Fund - Class IA Shares

Net Assets at January 1, 2004	$12,183	$3,194	$28,969	$632

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	221	99	2
Net realized gain (loss) on investments and capital gains distributions	363	(141)	(735)	63
Net unrealized appreciation (depreciation) of investments	1,515	119	2,903	5

Net increase (decrease) in net assets from operations	1,719	199	2,267	70
Changes from principal transactions:
Premiums	130	—	211	—
Surrenders and withdrawals	(3,114)	(927)	(6,658)	(146)
Death benefits	(31)	(47)	(198)	(2)
Transfers between Divisions (including fixed account), net	1,241	(95)	(795)	(19)
Contract charges	(7)	(2)	(21)	(1)

Increase (decrease) in net assets derived from principal transactions	(1,781)	(1,071)	(7,461)	(168)

Total increase (decrease) in net assets	(62)	(872)	(5,194)	(98)

Net assets at December 31, 2004	12,121	2,322	23,775	534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	136	183	3
Net realized gain (loss) on investments and capital gains distributions	2,415	(97)	1,644	253
Net unrealized appreciation (depreciation) of investments	(2,922)	(2)	(1,580)	(232)

Net increase (decrease) in net assets from operations	(609)	37	247	24
Changes from principal transactions:
Premiums	81	—	141	—
Surrenders and withdrawals	(2,552)	(528)	(3,560)	(93)
Death benefits	(24)	(12)	(138)	—
Transfers between Divisions (including fixed account), net	(9,012)	(39)	(20,451)	(465)
Contract charges	(5)	(2)	(14)	—

Increase (decrease) in net assets derived from principal transactions	(11,512)	(581)	(24,022)	(558)

Total increase (decrease) in net assets	(12,121)	(544)	(23,775)	(534)

Net assets at December 31, 2005	$—	$1,778	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Putnam VT New Opportunities Fund - Class IA Shares	Putnam VT Utilities Growth and Income Fund - Class IA Shares	Putnam VT Voyager Fund - Class IA Shares

Net Assets at January 1, 2004	$17,412	$3,044	$38,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(213)	30	(298)
Net realized gain (loss) on investments and capital gains distributions	(3,792)	(367)	(7,331)
Net unrealized appreciation (depreciation) of investments	5,171	827	8,641

Net increase (decrease) in net assets from operations	1,166	490	1,012
Changes from principal transactions:
Premiums	174	—	397
Surrenders and withdrawals	(3,592)	(803)	(8,387)
Death benefits	(47)	(27)	(104)
Transfers between Divisions (including fixed account), net	(1,013)	(69)	(1,806)
Contract charges	(17)	(2)	(36)

Increase (decrease) in net assets derived from principal transactions	(4,495)	(901)	(9,936)

Total increase (decrease) in net assets	(3,329)	(411)	(8,924)

Net assets at December 31, 2004	14,083	2,633	29,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(80)	29	(8)
Net realized gain (loss) on investments and capital gains distributions	(7,448)	(161)	(14,836)
Net unrealized appreciation (depreciation) of investments	7,854	388	14,712

Net increase (decrease) in net assets from operations	326	256	(132)
Changes from principal transactions:
Premiums	103	—	213
Surrenders and withdrawals	(2,345)	(360)	(5,612)
Death benefits	(36)	(16)	(92)
Transfers between Divisions (including fixed account), net	(12,121)	(2,511)	(23,977)
Contract charges	(10)	(2)	(22)

Increase (decrease) in net assets derived from principal transactions	(14,409)	(2,889)	(29,490)

Total increase (decrease) in net assets	(14,083)	(2,633)	(29,622)

Net assets at December 31, 2005	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

1.	Organization

ReliaStar Select Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable annuity contracts (“Contracts”). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2005, the Account had, under Select*Annuity II and Select*Annuity III Contracts, 73 investment divisions (the “Divisions”), 18 of which invest in independently managed mutual funds and 55 of which invest in mutual funds managed by affiliates, either ING Investments, LLC, Directed Services, Inc., or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust:
AIM V.I. Demographic Trends Fund - Series I Shares	ING AllianceBernstein Mid Cap Growth
American Funds Insurance Series:	Portfolio - Institutional Class**
American Funds Insurance Series® Growth	ING Evergreen Health Sciences Portfolio - Class S**
Fund - Class 2**	ING Evergreen Omega Portfolio - Institutional Class**
American Funds Insurance Series® Growth Income	ING FMRSM Diversified Mid Cap
Fund - Class 2**	Portfolio - Service Class**
American Funds Insurance Series® International	ING FMRSM Earnings Growth
Fund - Class 2**	Portfolio - Institutional Class**
Fidelity® Variable Insurance Products:	ING Global Resources Portfolio - Institutional Class**
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING JPMorgan Small Cap Equity
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Institutional Class*
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Value Opportunities
Fidelity® VIP Growth Portfolio - Initial Class	Portfolio - Institutional Class**
Fidelity® VIP High Income Portfolio - Initial Class	ING Julius Baer Foreign Portfolio - Institutional Class**
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Legg Mason Value Portfolio - Institutional Class**
Fidelity® VIP Investment Grade Bond	ING Limited Maturity Bond Portfolio - Service Class**
Portfolio - Initial Class	ING Liquid Assets Portfolio - Institutional Class*
Fidelity® VIP Money Market Portfolio - Initial Class	ING Lord Abbett Affiliated
Fidelity® VIP Overseas Portfolio - Initial Class	Portfolio - Institutional Class**

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Marsico Growth Portfolio - Institutional Class**	ING Salomon Brothers Aggressive Growth
ING Marsico International Opportunities	Portfolio - Initial Class**
Portfolio - Institutional Class**	ING T. Rowe Price Diversified Mid Cap Growth
ING Mercury Large Cap Growth	Portfolio - Initial Class**
Portfolio - Service Class**	ING UBS U.S. Large Cap Equity Portfolio - Initial Class**
ING Mercury Large Cap Value	ING Van Kampen Comstock Portfolio - Initial Class**
Portfolio - Institutional Class*	ING Van Kampen Equity and Income
ING MFS Mid Cap Growth	Portfolio - Initial Class**
Portfolio - Institutional Class**	ING Strategic Allocation Portfolio, Inc.:
ING MFS Total Return Portfolio - Institutional Class**	ING VP Strategic Allocation Balanced Portfolio - Class I**
ING MFS Utilities Portfolio - Institutional Class**	ING VP Strategic Allocation Growth Portfolio - Class I**
ING Oppenheimer Main Street	ING VP Strategic Allocation Income Portfolio - Class I**
Portfolio® - Institutional Class**	ING Variable Portfolios, Inc.:
ING Pioneer Fund Portfolio - Service Class**	ING VP Index Plus LargeCap Portfolio - Class I**
ING Pioneer Mid Cap Value Portfolio - Class I**	ING VP Index Plus MidCap Portfolio - Class I**
ING Stock Index Portfolio - Institutional Class*	ING VP Index Plus SmallCap Portfolio - Class I**
ING T. Rowe Price Capital Appreciation	ING VP Value Opportunity Portfolio - Class I**
Portfolio - Institutional Class**	ING Variable Products Trust:
ING T. Rowe Price Equity Income	ING VP High Yield Bond Portfolio - Class I
Portfolio - Institutional Class**	ING VP International Value Portfolio - Class I
ING UBS U.S. Allocation Portfolio - Service Class**	ING VP MidCap Opportunities Portfolio - Class I
ING Van Kampen Equity Growth	ING VP Real Estate Portfolio - Class S**
Portfolio - Institutional Class*	ING VP SmallCap Opportunities Portfolio - Class I
ING Van Kampen Growth and Income	ING VP Intermediate Bond Portfolio:
Portfolio - Service Class**	ING VP Intermediate Bond Portfolio - Class I**
ING Partners, Inc.:	Neuberger Berman Advisers Management Trust:
ING American Century Large Company Value	Neuberger Berman AMT Growth Portfolio® - Class I**
Portfolio - Initial Class**	Neuberger Berman AMT Limited Maturity Bond
ING American Century Small Cap Value	Portfolio® - Class I
Portfolio - Initial Class**	Neuberger Berman AMT Socially Responsive
ING Baron Small Cap Growth Portfolio - Initial Class**	Portfolio® - Class I
ING Fundamental Research Portfolio - Initial Class**	Premier VIT:
ING JPMorgan Mid Cap Value Portfolio - Initial Class**	Premier VIT OpCap Managed Portfolio
ING Oppenheimer Global Portfolio - Initial Class**	Putnam Variable Trust:
ING Oppenheimer Strategic Income	Putnam VT Diversified Income Fund - Class IA Shares
Portfolio - Service Class**

ING PIMCO Total Return Portfolio - Initial Class**	*	Division became available in 2004
	**	Division became available in 2005

The names of certain Divisions and Trusts were changed during 2005. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	AIM VI Dent Demographic Trends Fund - Series I
ING AllianceBernstein Mid Cap Growth	ING Alliance Mid Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Mercury Large Cap Value	ING Mercury Focus Value Portfolio - Institutional Class
Portfolio - Institutional Class

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

During 2005, the following Divisions were closed to contractowners.

The Alger American Funds:	Premier VIT:
Alger American Growth Portfolio - Class O	Premier VIT OpCap Equity Portfolio
Alger American Leveraged AllCap Portfolio - Class O	Premier VIT OpCap Global Equity Portfolio
Alger American MidCap Growth Portfolio - Class O	Premier VIT OpCap Small Cap Portfolio
ING Investors Trust:	Putnam Variable Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	Putnam VT Growth and Income Fund - Class IA Shares
ING MFS Utilities Portfolio - Service Class	Putnam VT International Growth Fund - Class IA Shares
ING Variable Products Trust:	Putnam VT New Opportunities Fund - Class IA Shares
ING VP Disciplined LargeCap Portfolio - Class I	Putnam VT Utilities Growth and Income
ING VP MagnaCap Portfolio - Class I	Fund - Class IA Shares
Janus Aspen Series:	Putnam VT Voyager Fund - Class IA Shares
Janus Aspen Series International Growth
Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

ING American Century Select Portfolio - Initial Class
ING MarketPro Portfolio - Class I
ING MarketStyle Growth Portfolio - Class I
ING MarketStyle Moderate Growth Portfolio - Class I
ING MarketStyle Moderate Portfolio - Class I
ING VP Index Plus International Equity Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the contractowners’ aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Transfers

Transfers between Divisions on the Statements of Changes in Net Assets relate to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life), contractowner transfers between the general account and the Divisions, and other contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date, on a net basis, are included in the line Payable to related parties on the Statement of Assets and Liabilities.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge at an annual rate of 1.30% for Select*Annuity II Contracts and 1.25% for Select*Annuity III Contracts from the assets of the Account.

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

Premium Taxes

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

Contract Maintenance Charges

An annual contract or certificate maintenance fee is deducted from the accumulation value of Contracts to cover ongoing administrative expenses. The charge is $30 per Contract.

Sales and Surrender Charges

No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge as set forth in the Contract.

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.27% to 0.91% of the average net assets of each respective Portfolio.

Management fees were also paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolio, Inc., ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund.

In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	$51	$296	$130	$304
The Alger American Funds:
Alger American Growth Portfolio - Class O	229	20,479	670	5,216
Alger American Leveraged AllCap Portfolio - Class O	49	1,410	85	312
Alger American MidCap Growth Portfolio - Class O	1,284	16,293	1,501	3,482
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	2,863	400	—	—
American Funds Insurance Series® Growth Income Fund - Class 2	1,799	72	—	—
American Funds Insurance Series® International Fund - Class 2	1,614	102	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	423	3,279	543	4,223
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,474	11,866	1,212	10,181
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,780	18,202	6,015	18,387
Fidelity® VIP Growth Portfolio - Initial Class	452	15,336	749	13,705
Fidelity® VIP High Income Portfolio - Initial Class	1,824	3,729	2,109	8,096
Fidelity® VIP Index 500 Portfolio - Initial Class	7	6	1,100	52,245
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,824	7,983	4,086	9,513
Fidelity® VIP Money Market Portfolio - Initial Class	3	15	16,585	42,109
Fidelity® VIP Overseas Portfolio - Initial Class	85	1,610	95	1,687
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	18	19	—	—
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	17	1	—	—
ING Evergreen Health Sciences Portfolio - Class S	50	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	35,486	3,062	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	19	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	15,846	2,618	—	—
ING Global Resources Portfolio - Institutional Class	749	43	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	9,675	3,166	4,918	1,270
ING JPMorgan Value Opportunities Portfolio - Institutional Class	19,753	1,527	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	445	11	—	—
ING Legg Mason Value Portfolio - Institutional Class	81	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	120	1	—	—
ING Liquid Assets Portfolio - Institutional Class	4,119	8,423	26,502	8,444
ING Lord Abbett Affiliated Portfolio - Institutional Class	32	17	—	—

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Institutional Class	$162	$54	$—	$—
ING Marsico International Opportunities Portfolio - Institutional Class	9,658	1,482	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	39	3	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	141	1,972	6,980	1,165
ING MFS Mid Cap Growth Portfolio - Institutional Class	123	50	—	—
ING MFS Total Return Portfolio - Institutional Class	222	1	—	—
ING MFS Utilities Portfolio - Institutional Class	2,770	167	—	—
ING MFS Utilities Portfolio - Service Class	111	121	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	26	—	—	—
ING Pioneer Fund Portfolio - Service Class	3	—	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	110	38	—	—
ING Stock Index Portfolio - Institutional Class	210	13,841	47,423	5,318
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	947	29	—	—
ING T. Rowe Price Equity Income Portfolio - Institutional Class	403	4	—	—
ING UBS U.S. Allocation Portfolio - Service Class	1	—	—	—
ING Van Kampen Equity Growth Portfolio - Institutional Class	163	2,963	10,682	1,211
ING Van Kampen Growth and Income Portfolio - Service Class	25	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	9	—	—	—
ING American Century Small Cap Value Portfolio - Initial Class	127	2	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	331	13	—	—
ING Fundamental Research Portfolio - Initial Class	1,455	40	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	607	60	—	—
ING Oppenheimer Global Portfolio - Initial Class	19,927	4,187	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	221	19	—	—
ING PIMCO Total Return Portfolio - Initial Class	330	9	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	19	1	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	23,002	4,354	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,907	311	—	—
ING Van Kampen Comstock Portfolio - Initial Class	292	8	—	—
ING Van Kampen Equity and Income Portfolio - Initial Class	40	—	—	—
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	30	1	—	—
ING VP Strategic Allocation Growth Portfolio - Class I	50	—	—	—
ING VP Strategic Allocation Income Portfolio - Class I	8	—	—	—

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	$118	$44	$—	$—
ING VP Index Plus MidCap Portfolio - Class I	1,349	72	—	—
ING VP Index Plus SmallCap Portfolio - Class I	1,174	23	—	—
ING VP Value Opportunity Portfolio - Class I	643	3	—	—
ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	33	1,974	93	430
ING VP High Yield Bond Portfolio - Class I	340	751	1,738	4,393
ING VP International Value Portfolio - Class I	1,556	4,293	8,114	9,343
ING VP MagnaCap Portfolio - Class I	85	890	184	355
ING VP MidCap Opportunities Portfolio - Class I	136	2,357	10,041	2,457
ING VP Real Estate Portfolio - Class S	297	1	—	—
ING VP SmallCap Opportunities Portfolio - Class I	201	2,333	225	2,853
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	813	499	—	—
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	928	10,892	4,170	6,311
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	89	10,853	177	3,117
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	30	20,181	429	6,484
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	1	—	—	—
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	590	3,540	3,062	5,282
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	134	211	159	279
Premier VIT:
Premier VIT OpCap Equity Portfolio	485	3,402	255	709
Premier VIT OpCap Global Equity Portfolio	255	2,107	2,157	2,618
Premier VIT OpCap Managed Portfolio	617	3,819	1,689	3,689
Premier VIT OpCap Small Cap Portfolio	1,876	12,020	1,554	3,494
Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	164	608	271	1,121
Putnam VT Growth and Income Fund - Class IA Shares	551	24,389	1,106	8,467
Putnam VT International Growth Fund - Class IA Shares	9	564	12	178
Putnam VT New Opportunities Fund - Class IA Shares	78	14,567	169	4,877
Putnam VT Utilities Growth and Income Fund - Class IA Shares	55	2,914	68	939
Putnam VT Voyager Fund - Class IA Shares	371	29,870	238	10,472

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	17,017	64,524	(47,507)	23,501	57,663	(34,162)
The Alger American Funds:
Alger American Growth Portfolio - Class O	53,845	1,571,185	(1,517,340)	72,787	427,608	(354,821)
Alger American Leveraged AllCap Portfolio - Class O	9,816	235,412	(225,596)	17,230	57,556	(40,326)
Alger American MidCap Growth Portfolio - Class O	79,409	886,104	(806,695)	121,617	230,623	(109,006)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	261,862	47,083	214,779	—	—	—
American Funds Insurance Series® Growth Income Fund - Class 2	181,925	23,469	158,456	—	—	—
American Funds Insurance Series® International Fund - Class 2	147,749	16,440	131,309	—	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,242	159,355	(156,113)	471	205,371	(204,900)
Fidelity® VIP Contrafund® Portfolio - Initial Class	185,147	502,960	(317,813)	124,329	447,165	(322,836)
Fidelity® VIP Equity-Income Portfolio - Initial Class	81,405	635,057	(553,652)	152,521	601,879	(449,358)
Fidelity® VIP Growth Portfolio - Initial Class	42,799	543,891	(501,092)	60,496	508,425	(447,929)
Fidelity® VIP High Income Portfolio - Initial Class	46,426	255,079	(208,653)	55,741	585,497	(529,756)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,196	1,105	91	45,254	2,120,548	(2,075,294)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	92,655	499,604	(406,949)	128,975	534,104	(405,129)
Fidelity® VIP Money Market Portfolio - Initial Class	456	456	—	767,437	2,571,994	(1,804,557)
Fidelity® VIP Overseas Portfolio - Initial Class	920	74,766	(73,846)	—	94,624	(94,624)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	1,591	1,591	—	—	—	—
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	1,450	52	1,398	—	—	—
ING Evergreen Health Sciences Portfolio - Class S	4,656	2	4,654	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	3,206,010	274,394	2,931,616	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,893	1,893	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	1,545,912	255,387	1,290,525	—	—	—
ING Global Resources Portfolio - Institutional Class	61,592	3,172	58,420	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	794,854	278,285	516,569	457,122	103,051	354,071
ING JPMorgan Value Opportunities Portfolio - Institutional Class	1,904,170	154,244	1,749,926	—	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	38,638	1,637	37,001	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	7,480	2	7,478	—	—	—
ING Limited Maturity Bond Portfolio - Service Class	11,951	20	11,931	—	—	—
ING Liquid Assets Portfolio - Institutional Class	526,145	979,078	(452,933)	2,587,514	780,278	1,807,236
ING Lord Abbett Affiliated Portfolio - Institutional Class	2,927	1,547	1,380	—	—	—
ING Marsico Growth Portfolio - Institutional Class	15,184	5,201	9,983	—	—	—
ING Marsico International Opportunities Portfolio - Institutional Class	856,994	133,646	723,348	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	3,524	306	3,218	—	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	22,144	182,660	(160,516)	657,149	118,853	538,296
ING MFS Mid Cap Growth Portfolio - Institutional Class	11,339	4,481	6,858	—	—	—
ING MFS Total Return Portfolio - Institutional Class	20,966	3	20,963	—	—	—
ING MFS Utilities Portfolio - Institutional Class	270,118	18,901	251,217	—	—	—
ING MFS Utilities Portfolio - Service Class	10,514	10,514	—	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,490	—	2,490	—	—	—
ING Pioneer Fund Portfolio - Service Class	323	1	322	—	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	10,452	3,533	6,919	—	—	—
ING Stock Index Portfolio - Institutional Class	101,357	1,302,980	(1,201,623)	4,603,490	519,301	4,084,189
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	89,674	3,741	85,933	—	—	—
ING T. Rowe Price Equity Income Portfolio - Institutional Class	37,920	321	37,599	—	—	—

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Investors Trust (continued):
ING UBS U.S. Allocation Portfolio - Service Class	62	—	62	—	—	—
ING Van Kampen Equity Growth Portfolio - Institutional Class	29,544	285,895	(256,351)	1,051,364	120,411	930,953
ING Van Kampen Growth and Income Portfolio - Service Class	2,191	1	2,190	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	821	—	821	—	—	—
ING American Century Small Cap Value Portfolio - Initial Class	10,542	238	10,304	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	30,480	1,290	29,190	—	—	—
ING Fundamental Research Portfolio - Initial Class	130,156	3,483	126,673	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	55,026	7,167	47,859	—	—	—
ING Oppenheimer Global Portfolio - Initial Class	1,965,040	406,725	1,558,315	—	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	21,968	2,195	19,773	—	—	—
ING PIMCO Total Return Portfolio - Initial Class	33,336	1,386	31,950	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	1,633	50	1,583	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,185,753	403,883	1,781,870	—	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	274,174	30,411	243,763	—	—	—
ING Van Kampen Comstock Portfolio - Initial Class	28,297	672	27,625	—	—	—
ING Van Kampen Equity and Income Portfolio - Initial Class	3,720	2	3,718	—	—	—
ING Strategic Allocation Portfolio, Inc.:		—
ING VP Strategic Allocation Balanced Portfolio - Class I	2,864	89	2,775	—	—	—
ING VP Strategic Allocation Growth Portfolio - Class I	4,741	1	4,740	—	—	—
ING VP Strategic Allocation Income Portfolio - Class I	807	—	807	—	—	—
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	11,508	4,518	6,990	—	—	—
ING VP Index Plus MidCap Portfolio - Class I	125,333	12,978	112,355	—	—	—
ING VP Index Plus SmallCap Portfolio - Class I	107,954	7,474	100,480	—	—	—
ING VP Value Opportunity Portfolio - Class I	64,507	232	64,275	—	—	—

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	4,086	173,944	(169,858)	9,342	41,374	(32,032)
ING VP High Yield Bond Portfolio - Class I	29,413	81,015	(51,602)	136,000	433,467	(297,467)
ING VP International Value Portfolio - Class I	63,256	247,566	(184,310)	316,161	389,295	(73,134)
ING VP MagnaCap Portfolio - Class I	2,803	90,484	(87,681)	20,372	39,675	(19,303)
ING VP MidCap Opportunities Portfolio - Class I	43,630	361,394	(317,764)	1,613,858	411,542	1,202,316
ING VP Real Estate Portfolio - Class S	26,880	538	26,342	—	—	—
ING VP SmallCap Opportunities Portfolio - Class I	17,533	103,430	(85,897)	16,625	131,744	(115,119)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	79,856	49,578	30,278	—	—	—
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Institutional Shares	554,648	1,161,322	(606,674)	53,606	218,652	(165,046)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	659,964	1,453,875	(793,911)	25,360	241,477	(216,117)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	186,829	1,943,396	(1,756,567)	34,742	560,558	(525,816)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	129	1	128	—	—	—
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	56,784	302,040	(245,256)	152,259	347,798	(195,539)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	12,043	17,280	(5,237)	12,824	23,227	(10,403)
Premier VIT:
Premier VIT OpCap Equity Portfolio	41,247	264,623	(223,376)	19,540	56,894	(37,354)
Premier VIT OpCap Global Equity Portfolio	21,909	155,874	(133,965)	50,258	84,262	(34,004)
Premier VIT OpCap Managed Portfolio	41,796	329,314	(287,518)	84,756	266,542	(181,786)
Premier VIT OpCap Small Cap Portfolio	102,145	814,826	(712,681)	109,148	228,958	(119,810)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2005			2004

	Units Issued	Units Redeemed	Net Units Issued (Redeemed)	Units Issued	Units Redeemed	Net Units Issued (Redeemed)

Putnam Variable Trust:
Putnam VT Diversified Income Fund - Class IA Shares	13	34,610	(34,597)	—	67,625	(67,625)
Putnam VT Growth and Income Fund - Class IA Shares	26,932	994,939	(968,007)	36,508	366,425	(329,917)
Putnam VT International Growth Fund - Class IA Shares	29	56,877	(56,848)	—	20,270	(20,270)
Putnam VT New Opportunities Fund - Class IA Shares	644,685	1,434,519	(789,834)	17,913	293,010	(275,097)
Putnam VT Utilities Growth and Income Fund - Class IA Shares	94	138,315	(138,221)	189	54,428	(54,239)
Putnam VT Voyager Fund - Class IA Shares	156,660	1,503,897	(1,347,237)	21,475	497,532	(476,057)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

7.	Unit Summary

Division	Units Outstanding	Unit Value	Extended Value

AIM V.I. Demographic Trends Fund - Series I Shares
Select*Annuity III	119,278.301	$5.31	$633,368

American Funds Insurance Series® Growth Fund - Class 2
Select*Annuity II	26,499.870	$12.11	$320,913
Select*Annuity III	188,279.102	$12.10	2,278,177

	214,778.972		$2,599,090

American Funds Insurance Series® Growth Income Fund - Class 2
Select*Annuity II	5,382.224	$11.07	$59,581
Select*Annuity III	153,073.406	$11.06	1,692,992

	158,455.630		$1,752,573

American Funds Insurance Series® International Fund - Class 2
Select*Annuity II	759.820	$12.37	$9,399
Select*Annuity III	130,549.627	$12.36	1,613,593

	131,309.447		$1,622,992

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Annuity contracts in payout			$13,511
Select*Annuity II	307,830.240	$25.63	7,889,689
Select*Annuity III	294,895.245	$17.76	5,237,340

	602,725.485		$13,140,540

Fidelity® VIP Contrafund® Portfolio - Initial Class
Annuity contracts in payout			$30,712
Select*Annuity II	138,394.211	$19.28	2,668,240
Select*Annuity III	1,131,051.811	$33.00	37,324,710

	1,269,446.022		$40,023,662

Fidelity® VIP Equity-Income Portfolio - Initial Class
Annuity contracts in payout			$42,134
Select*Annuity II	515,571.198	$51.88	26,747,834
Select*Annuity III	1,172,632.551	$27.89	32,704,722

	1,688,203.749		$59,494,690

Fidelity® VIP Growth Portfolio - Initial Class
Annuity contracts in payout			$333,056
Select*Annuity II	492,501.293	$49.91	24,580,740
Select*Annuity III	866,619.084	$23.15	20,062,232

	1,359,120.377		$44,976,028

Fidelity® VIP High Income Portfolio - Initial Class
Select*Annuity II	115,519.667	$26.10	$3,015,063
Select*Annuity III	436,272.639	$14.03	6,120,905

	551,792.306		$9,135,968

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Select*Annuity III	90.885	$27.24	$2,476

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Select*Annuity II	116,976.364	$22.25	$2,602,724
Select*Annuity III	691,372.560	$17.29	11,953,832

	808,348.924		$14,556,556

Fidelity® VIP Money Market Portfolio - Initial Class
Annuity contracts in payout			$51,488
Select*Annuity III	1.641	$13.67	22

	1.641		$51,510

Fidelity® VIP Overseas Portfolio - Initial Class
Select*Annuity II	116,197.566	$29.93	$3,477,793
Select*Annuity III	141,995.604	$18.74	2,660,998

	258,193.170		$6,138,791

ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
Select*Annuity III	1,398.495	$12.74	$17,817

ING Evergreen Health Sciences Portfolio - Class S
Select*Annuity III	4,654.112	$11.16	$51,940

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout			$10,477
Select*Annuity II	290,393.214	$11.39	3,307,579
Select*Annuity III	2,641,223.261	$11.39	30,083,533

	2,931,616.475		$33,401,589

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Select*Annuity III	1,893.337	$10.16	$19,236

ING FMRSM Earnings Growth Portfolio - Institutional Class
Select*Annuity II	90,319.082	$10.55	$952,866
Select*Annuity III	1,200,206.035	$10.54	12,650,172

	1,290,525.117		$13,603,038

ING Global Resources Portfolio - Institutional Class
Select*Annuity II	3,851.246	$13.52	$52,069
Select*Annuity III	54,568.337	$13.51	737,218

	58,419.583		$789,287

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
Select*Annuity II	77,813.874	$12.30	$957,111
Select*Annuity III	792,826.280	$12.28	9,735,907

	870,640.154		$10,693,018

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Institutional Class
Annuity contracts in payout			$22,407
Select*Annuity II	170,897.594	$10.67	1,823,477
Select*Annuity III	1,579,028.034	$10.66	16,832,439

	1,749,925.628		$18,678,323

ING Julius Baer Foreign Portfolio - Institutional
Select*Annuity II	6,588.421	$11.77	$77,546
Select*Annuity III	30,413.050	$11.76	357,657

	37,001.471		$435,203

ING Legg Mason Value Portfolio - Institutional Class
Select*Annuity II	458.994	$11.51	$5,283
Select*Annuity III	7,019.183	$11.50	80,721

	7,478.177		$86,004

ING Limited Maturity Bond Portfolio - Service Class
Select*Annuity III	11,931.209	$10.03	$119,670

ING Liquid Assets Portfolio - Institutional Class
Select*Annuity II	383,518.333	$10.17	$3,900,381
Select*Annuity III	970,785.538	$10.15	9,853,473

	1,354,303.871		$13,753,854

ING Lord Abbett Affiliated Portfolio - Institutional Class
Select*Annuity III	1,379.589	$11.06	$15,258

ING Marsico Growth Portfolio - Institutional Class
Select*Annuity II	812.866	$11.51	$9,356
Select*Annuity III	9,170.397	$11.50	105,460

	9,983.263		$114,816

ING Marsico International Opportunities Portfolio - Institutional Class
Select*Annuity II	77,343.095	$12.45	$962,922
Select*Annuity III	646,005.133	$12.45	8,042,764

	723,348.228		$9,005,686

ING Mercury Large Cap Growth Portfolio - Service Class
Select*Annuity II	538.123	$11.64	$6,264
Select*Annuity III	2,680.028	$11.63	31,169

	3,218.151		$37,433

ING Mercury Large Cap Value Portfolio - Institutional Class
Select*Annuity II	34,781.422	$11.41	$396,856
Select*Annuity III	342,998.911	$11.39	3,906,758

	377,780.333		$4,303,614

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING MFS Mid Cap Growth Portfolio - Institutional Class
Select*Annuity III	6,858.401	$11.48	$78,734

ING MFS Total Return Portfolio - Institutional Class
Select*Annuity II	4,640.957	$10.45	$48,498
Select*Annuity III	16,322.197	$10.44	170,404

	20,963.154		$218,902

ING MFS Utilities Portfolio - Institutional Class
Annuity contracts in payout			$9,135
Select*Annuity II	10,952.658	$11.43	125,189
Select*Annuity III	240,264.104	$10.02	2,407,446

	251,216.762		$2,541,770

ING Oppenheimer Main Street Portfolio® - Institutional Class
Select*Annuity II	1,715.458	$11.08	$19,007
Select*Annuity III	774.479	$11.08	8,581

	2,489.937		$27,588

ING Pioneer Fund Portfolio - Service Class
Select*Annuity III	321.964	$10.98	$3,535

ING Pioneer Mid Cap Value Portfolio - Class I
Select*Annuity II	194.437	$10.92	$2,123
Select*Annuity III	6,724.406	$10.92	73,431

	6,918.843		$75,554

ING Stock Index Portfolio - Institutional Class
Select*Annuity II	363,167.510	$11.31	$4,107,425
Select*Annuity III	2,519,397.911	$11.29	28,444,002

	2,882,565.421		$32,551,427

ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Select*Annuity II	10,617.420	$11.04	$117,216
Select*Annuity III	75,315.960	$11.03	830,735

	85,933.380		$947,951

ING T. Rowe Price Equity Income Portfolio - Institutional Class
Select*Annuity II	302.678	$10.70	$3,239
Select*Annuity III	37,296.237	$10.69	398,697

	37,598.915		$401,936

ING UBS U.S. Allocation Portfolio - Service Class
Select*Annuity III	61.852	$10.83	$670

ING Van Kampen Equity Growth Portfolio - Institutional Class
Select*Annuity II	68,397.856	$12.13	$829,666
Select*Annuity III	606,203.948	$12.11	7,341,130

	674,601.804		$8,170,796

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service Class
Select*Annuity III	2,190.461	$11.13	$24,380

ING American Century Large Company Value Portfolio - Initial Class
Select*Annuity III	821.183	$10.63	$8,729

ING American Century Small Cap Value Portfolio - Initial Class
Select*Annuity II	350.529	$11.37	$3,986
Select*Annuity III	9,952.982	$11.36	113,066

	10,303.511		$117,052

ING Baron Small Cap Growth Portfolio - Initial Class
Select*Annuity II	2,680.291	$11.05	$29,617
Select*Annuity III	26,509.851	$11.04	292,669

	29,190.142		$322,286

ING Fundamental Research Portfolio - Initial Class
Select*Annuity II	4,905.161	$11.05	$54,202
Select*Annuity III	121,768.185	$11.04	1,344,321

	126,673.346		$1,398,523

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Select*Annuity II	5,055.076	$10.96	$55,404
Select*Annuity III	42,804.017	$10.95	468,704

	47,859.093		$524,108

ING Oppenheimer Global Portfolio - Initial Class
Select*Annuity II	173,596.951	$11.98	$2,079,691
Select*Annuity III	1,384,717.700	$11.98	16,588,918

	1,558,314.651		$18,668,609

ING Oppenheimer Strategic Income Portfolio - Service Class
Select*Annuity II	1,038.274	$10.10	$10,487
Select*Annuity III	18,734.710	$10.09	189,033

	19,772.984		$199,520

ING PIMCO Total Return Portfolio - Initial Class
Select*Annuity II	398.528	$10.09	$4,021
Select*Annuity III	31,551.867	$10.08	318,043

	31,950.395		$322,064

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Select*Annuity III	1,583.170	$11.93	$18,887

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Select*Annuity II	223,809.202	$11.70	$2,618,568
Select*Annuity III	1,558,061.096	$11.69	18,213,734

	1,781,870.298		$20,832,302

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Select*Annuity II	15,506.061	$11.24	$174,288
Select*Annuity III	228,257.126	$11.24	2,565,610

	243,763.187		$2,739,898

ING Van Kampen Comstock Portfolio - Initial Class
Select*Annuity II	1,884.717	$10.62	$20,016
Select*Annuity III	25,740.061	$10.62	273,359

	27,624.778		$293,375

ING Van Kampen Equity and Income Portfolio - Initial Class
Select*Annuity II	3.714	$10.89	$40
Select*Annuity III	3,714.388	$10.89	40,450

	3,718.102		$40,490

ING VP Strategic Allocation Balanced Portfolio - Class I
Select*Annuity III	2,775.217	$10.71	$29,723

ING VP Strategic Allocation Growth Portfolio - Class I
Select*Annuity II	761.184	$10.98	$8,358
Select*Annuity III	3,978.753	$10.97	43,647

	4,739.937		$52,005

ING VP Strategic Allocation Income Portfolio - Class I
Select*Annuity III	807.022	$10.47	$8,450

ING VP Index Plus LargeCap Portfolio - Class I
Select*Annuity II	3,017.350	$10.99	$33,161
Select*Annuity III	3,972.283	$10.98	43,616

	6,989.633		$76,777

ING VP Index Plus MidCap Portfolio - Class I
Select*Annuity II	5,635.056	$11.61	$65,423
Select*Annuity III	106,720.192	$11.60	1,237,954

	112,355.248		$1,303,377

ING VP Index Plus SmallCap Portfolio - Class I
Select*Annuity II	3,405.923	$11.51	$39,202
Select*Annuity III	97,074.544	$11.51	1,117,328

	100,480.467		$1,156,530

ING VP Value Opportunity Portfolio - Class I
Select*Annuity III	64,274.590	$9.92	$637,604

ING VP High Yield Bond Portfolio - Class I
Select*Annuity II	12,618.486	$10.09	$127,321
Select*Annuity III	166,934.645	$10.02	1,672,685

	179,553.131		$1,800,006

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING VP International Value Portfolio - Class I
Select*Annuity II	45,856.592	$20.52	$940,977
Select*Annuity III	325,901.670	$20.38	6,641,876

	371,758.262		$7,582,853

ING VP MidCap Opportunities Portfolio - Class I
Select*Annuity II	25,192.534	$13.89	$349,924
Select*Annuity III	979,331.541	$7.01	6,865,114

	1,004,524.075		$7,215,038

ING VP Real Estate Portfolio - Class S
Select*Annuity II	527.012	$11.55	$6,087
Select*Annuity III	25,815.389	$11.54	297,910

	26,342.401		$303,997

ING VP SmallCap Opportunities Portfolio - Class I
Select*Annuity II	31,382.641	$17.76	$557,356
Select*Annuity III	220,744.710	$26.18	5,779,097

	252,127.351		$6,336,453

ING VP Intermediate Bond Portfolio - Class I
Select*Annuity II	706.319	$10.13	$7,155
Select*Annuity III	29,572.047	$10.12	299,269

	30,278.366		$306,424

Neuberger Berman AMT Growth Portfolio® - Class I
Select*Annuity III	128.464	$12.24	$1,572

Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
Select*Annuity II	13,388.969	$12.47	$166,960
Select*Annuity III	475,752.401	$12.38	5,889,815

	489,141.370		$6,056,775

Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Select*Annuity II	279.843	$11.33	$3,171
Select*Annuity III	47,807.582	$12.90	616,718

	48,087.425		$619,889

Premier VIT OpCap Managed Portfolio
Select*Annuity II	67,647.971	$12.58	$851,011
Select*Annuity III	510,442.887	$12.49	6,375,432

	578,090.858		$7,226,443

Putnam VT Diversified Income Fund - Class IA Shares
Select*Annuity II	3,719.151	$17.89	$66,536
Select*Annuity III	100,916.798	$16.96	1,711,549

	104,635.949		$1,778,085

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

AIM V.I. Demographic Trends Fund - Series I Shares
2005	119	$5.31	$633	—%	1.40%	4.73%
2004	167	$5.07	846	—	1.40%	6.74%
2003	201	$4.75	954	—	1.40%	35.71%
2002	183	$3.50	642	—	1.40%	-33.14%
2001	271	$5.24	1,420	—	1.40%	-32.86%
American Funds Insurance Series® Growth Fund - Class 2
2005	215	$12.10 to $12.11	2,599	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® Growth Income Fund - Class 2
2005	158	$11.06 to $11.07	1,753	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® International Fund - Class 2
2005	131	$12.36 to $12.37	1,623	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	603	$17.76 to $25.63	$13,140	2.80%	1.30% to 1.40%	2.60% to 2.68%
2004	759	$17.31 to $24.96	15,894	2.88	1.30% to 1.40%	4.03% to 4.13%
2003	964	$16.64 to $23.97	19,207	3.73	1.30% to 1.40%	16.36% to 16.42%
2002	1,181	$14.30 to $20.59	20,144	4.27	1.30% to 1.40%	-9.99% to -9.91%
2001	1,577	$15.89 to $22.85	29,641	4.64	1.30% to 1.40%	-5.42% to -5.34%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	1,269	$19.28 to $33.00	40,022	0.31	1.30% to 1.40%	15.30% to 15.45%
2004	1,587	$16.70 to $28.62	44,163	0.35	1.30% to 1.40%	13.89% to 13.99%
2003	1,910	$14.65 to $25.13	47,044	0.46	1.30% to 1.40%	26.66% to 26.73%
2002	2,116	$11.56 to $19.84	41,094	0.89	1.30% to 1.40%	-10.60% to -10.53%
2001	2,682	$12.92 to $22.19	58,234	0.87	1.30% to 1.40%	-13.46% to -13.39%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	1,688	$27.89 to $51.88	59,493	1.74	1.30% to 1.40%	4.38% to 4.51%
2004	2,242	$26.72 to $49.64	74,193	1.64	1.30% to 1.40%	10.00% to 10.07%
2003	2,691	$24.29 to $45.10	80,104	1.74	1.30% to 1.40%	28.52% to 28.64%
2002	2,928	$18.90 to $35.06	68,388	1.81	1.30% to 1.40%	-18.10% to -18.03%
2001	3,560	$23.07 to $42.77	101,409	1.87	1.30% to 1.40%	-6.28% to -6.20%
Fidelity® VIP Growth Portfolio - Initial Class
2005	1,359	$23.15 to $49.91	44,974	0.53	1.30% to 1.40%	4.33% to 4.41%
2004	1,860	$22.19 to $47.80	57,700	0.28	1.30% to 1.40%	1.98% to 2.05%
2003	2,308	$21.76 to $46.84	69,112	0.28	1.30% to 1.40%	31.01% to 31.13%
2002	2,815	$16.61 to $35.72	63,451	0.26	1.30% to 1.40%	-31.07% to -31.01%
2001	3,585	$24.10 to $51.78	117,089	0.09	1.30% to 1.40%	-18.80% to -18.73%
Fidelity® VIP High Income Portfolio - Initial Class
2005	552	$14.03 to $26.10	9,136	14.61	1.30% to 1.40%	1.30% to 1.36%
2004	760	$13.85 to $25.75	12,356	8.31	1.30% to 1.40%	8.03% to 8.15%
2003	1,290	$12.82 to $23.81	18,430	7.12	1.30% to 1.40%	25.56% to 25.65%
2002	1,290	$10.21 to $18.95	15,015	11.93	1.30% to 1.40%	2.01% to 2.10%
2001	1,628	$10.01 to $18.56	18,566	14.88	1.30% to 1.40%	-12.96% to -12.88%

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

Fidelity® VIP Index 500 Portfolio - Initial Class
2005	—	$27.24	$2	0.60%	1.40%	3.46%
2004	—	—	1	2.56	1.30% to 1.40%	0.00%
2003	2,075	$24.15 to $25.94	50,494	1.50	1.30% to 1.40%	26.64% to 26.78%
2002	2,426	$19.07 to $20.46	46,609	1.41	1.30% to 1.40%	-23.32% to -23.26%
2001	3,170	$24.88 to $26.67	79,444	1.25	1.30% to 1.40%	-13.32% to -13.25%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	808	$17.29 to $22.25	14,556	4.22	1.30% to 1.40%	0.82% to 0.86%
2004	1,215	$17.15 to $22.06	21,547	4.39	1.30% to 1.40%	3.00% to 3.08%
2003	1,620	$16.65 to $21.40	27,830	4.27	1.30% to 1.40%	3.74% to 3.83%
2002	1,919	$16.05 to $20.61	31,723	3.74	1.30% to 1.40%	8.82% to 8.91%
2001	1,804	$14.75 to $18.92	27,453	4.98	1.30% to 1.40%	6.96% to 7.05%
Fidelity® VIP Money Market Portfolio - Initial Class
2005	—	$13.67	52	3.05	1.40%	1.64%
2004	—	$13.45	63	0.91	1.30% to 1.40%	-0.22%
2003	1,805	$13.48 to $17.82	25,590	1.04	1.30% to 1.40%	-0.37% to -0.28%
2002	3,659	$13.53 to $17.87	51,515	1.68	1.30% to 1.40%	0.29% to 0.37%
2001	3,618	$13.49 to $17.81	50,486	4.15	1.30% to 1.40%	2.75% to 2.83%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	258	$18.74 to $29.93	6,139	0.66	1.30% to 1.40%	17.42% to 17.51%
2004	332	$15.96 to $25.47	6,714	1.20	1.30% to 1.40%	12.08% to 12.15%
2003	427	$14.24 to $22.71	7,550	0.84	1.30% to 1.40%	41.41% to 41.50%
2002	542	$10.07 to $16.05	6,739	0.84	1.30% to 1.40%	-21.38% to -21.32%
2001	738	$12.81 to $20.40	11,564	5.96	1.30% to 1.40%	-22.26% to -22.20%
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2005	1	$12.74	18	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

ING Evergreen Health Sciences Portfolio - Institutional Class
2005	5	$11.16	$52	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Institutional Class
2005	2,932	$11.39	33,401	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	2	$10.16	19	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Earnings Growth Portfolio - Institutional Class
2005	1,291	$10.54 to $10.55	13,602	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Global Resources Portfolio - Institutional Class
2005	58	$13.51 to $13.52	789	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	871	$12.28 to $12.30	$10,692	—%	1.30% to 1.40%	2.59% to 2.67%
2004	354	$11.97 to $11.98	4,238	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2005	1,750	$10.66 to $10.67	18,678	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Julius Baer Foreign Portfolio - Institutional Class
2005	37	$11.76 to $11.77	435	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Institutional Class
2005	7	$11.50 to $11.51	86	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Limited Maturity Bond Portfolio - Institutional Class
2005	12	$10.03	120	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)
Division

ING Liquid Assets Portfolio - Institutional Class
2005	1,354	$10.15 to $10.17	$13,753	2.99%	1.30% to 1.40%	0.16% to 0.17%
2004	1,807	$9.99 to $10.00	18,058	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2005	1	$11.06	15	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico Growth Portfolio - Institutional Class
2005	10	$11.50 to $11.51	115	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico International Opportunities Portfolio - Institutional Class
2005	723	$12.45	9,005	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	3	$11.63 to $11.64	37	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Mercury Large Cap Value Portfolio - Institutional Class
2005	378	$11.39 to $11.41	$4,304	—%	1.30% to 1.40%	4.11% to 4.20%
2004	538	$10.94 to $10.95	5,889	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING MFS Mid Cap Growth Portfolio - Institutional Class
2005	7	$11.48	79	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return Portfolio - Institutional Class
2005	21	$10.44 to $10.45	219	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Institutional Class
2005	251	$10.02 to $11.43	2,542	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	2	$11.08	28	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Pioneer Fund Portfolio - Service Class
2005	—	$10.98	$4	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Mid Cap Value Portfolio - Class I
2005	7	$10.92	76	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Stock Index Portfolio - Institutional Class
2005	2,883	$11.29 to $11.31	32,550	—	1.30% to 1.40%	3.11% to 3.29%
2004	4,084	$10.95	44,722	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2005	86	$11.03 to $11.04	948	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2005	38	$10.69 to $10.70	402	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING UBS U.S. Allocation Portfolio - Service Class
2005	—	$10.83	$1	(b)%	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2005	675	$12.11 to $12.13	8,170	0.50	1.30% to 1.40%	13.92% to 14.00%
2004	931	$10.63 to $10.64	9,897	(a)	1.30% to 1.40%	(a)
2003	(a)	(a)	(a)	(a)	(a)	(a)
2002	(a)	(a)	(a)	(a)	(a)	(a)
2001	(a)	(a)	(a)	(a)	(a)	(a)
ING Van Kampen Equity Growth and Income Portfolio - Institutional Class
2005	2	$11.13	24	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Large Company Value Portfolio - Initial Class
2005	1	$10.63	9	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Small Cap Value Portfolio - Initial Class
2005	10	$11.36 to $11.37	117	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Baron Small Cap Growth Portfolio - Initial Class
2005	29	$11.04 to $11.05	$322	(b)%	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Initial Class
2005	127	$11.04 to $11.05	1,399	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2005	48	$10.95 to $10.96	524	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2005	1,558	$11.98	18,669	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Strategic Income Portfolio - Service Class
2005	20	$10.09 to $10.10	200	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING PIMCO Total Return Portfolio - Initial Class
2005	32	$10.08 to $10.09	$322	(b)%	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	2	$11.93	19	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	1,782	$11.69 to $11.70	20,831	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	244	$11.24	2,740	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Comstock Portfolio - Initial Class
2005	28	$10.62	293	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2005	4	$10.89	$40	(b)%	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	3	$10.71	30	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Growth Portfolio - Class I
2005	5	$10.97 to $10.98	52	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Income Portfolio - Class I
2005	1	$10.47	8	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus LargeCap Portfolio - Class I
2005	7	$10.98 to $10.99	77	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2005	112	$11.60 to $11.61	$1,303	(b)%	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class I
2005	100	$11.51	1,157	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Value Opportunity Portfolio - Class I
2005	64	$9.92	638	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP High Yield Bond Portfolio - Class I
2005	180	$10.02 to $10.09	1,800	6.44	1.30% to 1.40%	0.10%
2004	231	$10.01 to $10.08	2,316	4.24	1.30% to 1.40%	6.38% to 6.55%
2003	529	$9.41 to $9.46	4,976	5.44	1.30% to 1.40%	15.74% to 15.79%
2002	256	$8.13 to $8.17	2,080	9.34	1.30% to 1.40%	-2.51% to -2.43%
2001	285	$8.34 to $8.37	2,381	7.65	1.30% to 1.40%	-0.70% to -0.62%
ING VP International Value Portfolio - Class I
2005	372	$20.38 to $20.52	7,583	2.70	1.30% to 1.40%	7.94% to 8.00%
2004	556	$18.88 to $19.00	10,505	1.34	1.30% to 1.40%	15.76% to 15.92%
2003	629	$16.31 to $16.39	10,269	1.24	1.30% to 1.40%	28.12% to 28.25%
2002	452	$12.73 to $12.78	5,762	1.00	1.30% to 1.40%	-16.54% to -16.47%
2001	408	$15.25 to $15.31	6,220	1.60	1.30% to 1.40%	-12.90% to -12.82%

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP MidCap Opportunities Portfolio - Class I
2005	1,005	$7.01 to $13.89	$7,215	—%	1.30% to 1.40%	8.85% to 8.94%
2004	1,322	$6.44 to $12.75	8,744	—	1.30% to 1.40%	5.55% to 10.09%
2003	120	$5.85	702	—	1.40%	34.79%
2002	78	$4.34	340	—	1.40%	-26.89%
2001	104	$5.94	620	0.02	1.40%	-32.93%
ING Real Estate Portfolio - Class S
2005	26	$11.54 to $11.55	304	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2005	252	$17.76 to $26.18	6,336	—	1.30% to 1.40%	7.60% to 7.70%
2004	338	$16.49 to $24.33	7,935	—	1.30% to 1.40%	8.62% to 8.70%
2003	453	$15.17 to $22.40	9,842	—	1.30% to 1.40%	36.67% to 36.79%
2002	668	$11.09 to $16.39	10,699	—	1.30% to 1.40%	-44.37% to -44.33%
2001	851	$19.91 to $29.46	24,351	—	1.30% to 1.40%	-30.14% to -30.08%
ING VP Intermediate Bond Portfolio - Class I
2005	30	$10.12 to $10.13	306	(b)	1.30% to 1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Neuberger Berman AMT Growth Portfolio - Class I
2005	—	$12.24	2	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000's)	Unit Fair Value (lowest to highest)	Net Assets (000's)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I
2005	489	$12.38 to $12.47	$6,057	2.55%	1.30% to 1.40%	0.00% to 0.08%
2004	734	$12.38 to $12.46	9,095	3.42	1.30% to 1.40%	-0.56% to -0.48%
2003	930	$12.45 to $12.52	11,582	4.66	1.30% to 1.40%	0.97% to 1.05%
2002	1,047	$12.33 to $12.39	12,911	4.85	1.30% to 1.40%	3.88% to 3.97%
2001	1,008	$11.87 to $11.91	11,978	5.40	1.30% to 1.40%	7.27% to 7.36%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
2005	48	$11.33 to $12.90	620	—	1.30% to 1.40%	4.42% to 5.39%
2004	53	$12.24	653	—	1.40%	11.78%
2003	64	$10.95	698	—	1.40%	32.57%
2002	48	$8.26	399	—	1.40%	-15.93%
2001	63	$9.83	616	—	1.40%	-4.92%
Premier VIT OpCap Managed Portfolio
2005	578	$12.49 to $12.58	7,226	1.35	1.30% to 1.40%	3.82% to 3.88%
2004	866	$12.03 to $12.11	10,420	1.53	1.30% to 1.40%	9.26% to 9.39%
2003	1,047	$11.01 to $11.07	11,538	1.67	1.30% to 1.40%	20.07%
2002	1,050	$9.17 to $9.22	9,641	1.94	1.30% to 1.40%	-18.03% to -17.96
2001	1,161	$11.19 to $11.23	13,011	2.16	1.30% to 1.40%	-6.23% to -6.15%
Putnam VT Diversified Income Fund - Class 1A Shares
2005	105	$16.96 to $17.89	1,778	7.98	1.30% to 1.40%	1.86% to 1.94%
2004	139	$16.65 to $17.55	2,322	9.33	1.30% to 1.40%	8.05% to 8.20%
2003	207	$15.41 to $16.22	3,194	9.58	1.30% to 1.40%	18.63% to 18.65%
2002	289	$12.99 to $13.67	3,754	9.38	1.30% to 1.40%	-4.30% to -4.21%
2001	406	$12.40 to $13.04	5,041	7.70	1.30% to 1.40%	2.38% to 2.47%

RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

(a)	As this investment division was not available until 2004, this data is not meaningful and therefore is not presented.

(b)	As this investment division was not available until 2005, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

RELIASTAR LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

Years ended December 31, 2005 and 2004

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

C1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder

ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2006

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$13,443,308	$12,704,457
Equity securities	53,281	51,751
Subsidiaries	286,170	312,928
Mortgage loans	2,216,503	2,231,587
Real estate, less accumulated depreciation (2005-$103,861; 2004-$99,733)	99,163	93,582
Contract loans	664,252	663,678
Other invested assets	393,768	310,879
Cash and short-term investments	182,231	181,389
Total cash and invested assets	17,338,676	16,550,251

Deferred and uncollected premiums, less loading (2005-$14,095; 2004-$20,953)	148,381	130,108
Accrued investment income	171,913	156,443
Reinsurance balances recoverable	153,332	164,607
Data processing equipment, less accumulated
depreciation (2005-$50,741; 2004-$52,805)	248	492
Indebtedness from related parties	24,125	5,706
Federal income tax recoverable (including $84,453 and $90,451 net deferred
tax assets at December 31, 2005 and 2004, respectively)	84,453	105,000
Separate account assets	4,078,427	4,386,414
Other assets	23,849	25,149
Total admitted assets	$22,023,404	$21,524,170

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,777,909	$12,440,023
Accident and health reserves	1,179,674	1,162,954
Deposit type contracts	642,142	625,919
Policyholders’ funds	913	958
Dividends left on deposit	11	16
Dividends payable	12,555	12,575
Unpaid claims	418,142	410,469
Total policy and contract liabilities	15,031,346	14,652,914

Interest maintenance reserve	43,755	62,026
Accounts payable and accrued expenses	155,581	136,965
Reinsurance balances due	83,709	97,491
Federal income tax payable	33,863	-
Indebtedness to related parties	17,406	25,935
Contingency reserve	37,298	38,038
Asset valuation reserve	130,783	127,226
Borrowed money	573,175	576,613
Separate account transfers	(211,715)	(257,459)
Other liabilities	172,388	147,024
Separate account liabilities	4,075,675	4,378,905
Total liabilities	20,143,264	19,985,678

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,472,125	1,272,125
Unassigned surplus	305,515	163,867
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,880,140	1,538,492
Total liabilities and capital and surplus	$22,023,404	$21,524,170

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY

Statements of Operations - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$3,114,418	$3,313,755
Policy proceeds and dividends left on deposit	2,400	1,899
Net investment income	932,511	931,789
Amortization of interest maintenance reserve	12,027	4,496
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	61,228	68,098
Miscellaneous income	161,776	172,511
Total premiums and other revenues	4,284,360	4,492,548

Benefits paid or provided:
Death benefits	900,400	847,563
Annuity benefits	120,306	142,637
Surrender benefits	1,926,257	1,522,230
Interest on policy or contract funds	19,507	28,685
Accident and health benefits	401,269	399,156
Other benefits	8,440	6,051
Increase in life, annuity and accident and health reserves	355,324	746,086
Net transfers from separate accounts	(454,724)	(200,390)
Total benefits paid or provided	3,276,779	3,492,018

Insurance expenses:
Commissions	309,210	346,012
General expenses	353,688	331,688
Insurance taxes, licenses and fees, excluding federal income taxes	48,873	43,363
Miscellaneous expenses	1,092	16,962
Total insurance expenses	712,863	738,025
Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	294,718	262,505
Dividends to policyholders	17,248	17,494
Gain from operations before federal income taxes
and net realized capital losses	277,470	245,011
Federal income tax expense	86,763	34,491
Gain from operations before net realized capital losses	190,707	210,520
Net realized capital losses	(8,193)	(24,997)
Net income	$182,514	$185,523

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY

Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-

Surplus note:
Balance at beginning and end of year	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	1,272,125	1,272,125
Capital contributions	200,000	-
Balance at end of year	1,472,125	1,272,125

Unassigned surplus:
Balance at beginning of year	163,867	193,877
Net income	182,514	185,523
Change in net unrealized capital gains and losses	4,633	26,860
Change in nonadmitted assets	(48,593)	(2,755)
Change in liability for reinsurance in unauthorized companies	4,563	7,016
Change in asset valuation reserve	(3,557)	(21,604)
Change in reserve on account of change in valuation basis	717	-
Other changes in surplus in separate account statement	9,810	1,078
Change in net deferred income tax	(2,930)	3,432
Change in surplus as a result of reinsurance	(1,999)	(2,237)
Dividends to stockholder	-	(220,000)
Additional minimum pension liability	(3,510)	(9,323)
Other changes	-	2,000
Balance at end of year	305,515	163,867
Total capital and surplus	$1,880,140	$1,538,492

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY

Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$3,091,025	$3,355,022
Net investment income received	979,664	1,007,258
Commission, expenses paid and miscellaneous expenses	(710,423)	(790,086)
Benefits paid	(3,360,175)	(2,921,144)
Net transfers from separate accounts	471,491	198,417
Dividends paid to policyholders	(17,274)	(20,220)
Federal income taxes paid	(42,765)	(102,973)
Other revenues	219,007	291,086
Net cash provided by operations	630,550	1,017,360
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	10,686,980	13,174,427
Stocks	10,324	3,014
Mortgage loans	505,453	261,420
Real estate	705	2,869
Other invested assets	38,239	40,585
Net loss on cash and short-term investments	(7,011)	(21,542)
Miscellaneous proceeds	10,662	38,761
Net proceeds from sales, maturities, or repayments of investments	11,245,352	13,499,534
Cost of investments acquired:
Bonds	11,504,307	13,867,680
Stocks	11,496	7,442
Mortgage loans	492,190	318,843
Real estate	9,978	713
Other invested assets	51,943	194,964
Miscellaneous applications	24,345	2,813
Total cost of investments acquired	12,094,259	14,392,455
Net change in contract loans	574	(7,563)
Net cash used in investment activities	(849,481)	(885,358)
Financing and miscellaneous activities
Cash provided (used):
Capital and surplus paid-in	200,000	-
Borrowed money	(4,182)	161,556
Net deposits on deposit-type contract funds	16,223	74,775
Dividends to stockholder	-	(220,000)
Other sources (uses)	7,732	(41,683)
Net cash provided (used) in financing and miscellaneous activities	219,773	(25,352)
Net change in cash and short-term investments	842	106,650
Cash and short-term investments:
Beginning of year	181,389	74,739
End of year	$182,231	$181,389

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

1.	Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. (“Lion”), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands. The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

8

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of these properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders’ equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC–prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed–income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five–year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a liability in the accompanying Balance Sheets.

9

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

10

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

11

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

Statements of Cash Flows: Cash and short–term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization (“the Plan”), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (“PFA”) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $283,758,000 as of December 31, 2005) with respect to such policies are included in the Company’s financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

12

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

13

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at fair value. The replication practices are in accordance with SSAP No. 86.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s noninsurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The total net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are non-admitted.

14

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets on the Balance Sheets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short–term investments that are both readily convertible to cash and have an original maturity date of three months or less.

15

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium–paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid–Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $21,406,164,000 and $16,766,849,000 at December 31, 2005 and 2004, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $457,334,000 and $519,815,000 at December 31, 2005 and December 31, 2004, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

16

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight–line basis over the estimated useful life of the assets.

Participating Insurance

Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 8.3% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $17,248,000 and $17,494,000 was incurred in 2005 and 2004, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

17

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Bonds	$-	$6,500
Subsidiaries	47,122	-
Deferred and uncollected premium	3,445	3,295
Net deferred tax asset	224,633	224,538
Electronic data processing equipment and software	12,145	844
Furniture and equipment	3,078	4,994
Health care and other amounts receivable	3,895	1,630
Aggregate write-ins for other than invested assets	5,674	7,282
Other	13,552	15,868
Total nonadmitted assets	$313,544	$264,951

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. The subsidiaries amount of $47,122,000 represents investments in SCA’s nonadmitted as a result of the Company adopting SSAP No. 88. In addition, $118,000 in nonadmitted SCA investments is included in other. The Company’s adoption of SSAP No. 88 is discussed in the “Recently Adopted Statutory Accounting Principle” note.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2005.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

18

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $18.3 million and $14.3 million at December 31, 2005 and 2004, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

19

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2005 and 2004, the Company had no such permitted accounting practices.

3.	Recently Adopted Statutory Accounting Principle

In June 2004, the NAIC issued Statement of Statutory Accounting Principles No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, (SSAP No. 88), with an effective date of January 1, 2005. SSAP 88 establishes statutory accounting principles for subsidiaries, controlled and affiliated entities (SCA entities).

SAP 88 continues to define a parent as an entity that directly or indirectly owns and controls the reporting entity. A subsidiary is an entity that is, directly or indirectly owned and controlled by the reporting entity. An affiliate is defined as an entity that is within the holding company system or a party that, directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with the reporting entity. An affiliate may be a parent or subsidiary and may also include partnerships, joint ventures and limited liability companies (LLC).

Control continues to be defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee, whether through ownership of voting securities, by contract, by common management or otherwise. Control is presumed to exist if a reporting entity and its affiliates, (measured at the holding company level) directly or indirectly, own, control, hold with the power to vote, or hold proxies representing 10% or more of the voting interest of the entity.

The Company adopted SAP 88, which requires audited financial statements for all SCA investments. When audited statements are not available, the SCA is non-admitted.

As a result of adopting SSAP No. 88, the Company nonadmitted investments in SCA’s, resulting in a decrease in assets of $47,240,000 and a decrease in surplus of $47,240,000 for the year ended December 31, 2005.

20

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

4.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$514,993	$876	$6,396	$509,473
States, municipalities, and political
subdivisions	14,336	526	51	14,811
Foreign government	170,871	17,749	1,738	186,882
Foreign other	1,752,585	23,155	36,206	1,739,534
Public utilities securities	335,168	10,994	2,756	343,406
Corporate securities	5,402,252	113,721	69,649	5,446,324
Residential-backed securities	2,740,475	27,755	75,627	2,692,603
Commercial mortgage-backed
securities	1,950,649	10,507	31,207	1,929,949
Other asset-backed securities	563,216	1,156	13,068	551,304
Total fixed maturities	13,444,545	206,439	236,698	13,414,286
Preferred stocks	52,473	269	300	52,442
Common stocks	532	277	-	808
Total equity securities	53,005	546	300	53,250
Total	$13,497,550	$206,985	$236,998	$13,467,536

21

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2004:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$138,912	$1,460	$1,903	$138,469
States, municipalities, and political
subdivisions	18,144	571	118	18,597
Foreign government	213,994	19,516	863	232,647
Foreign other	1,418,206	59,430	7,563	1,470,073
Public utilities securities	1,184,139	65,415	3,612	1,245,942
Corporate securities	4,552,939	212,062	17,346	4,747,655
Residential-backed securities	3,284,512	41,525	50,488	3,275,549
Commercial mortgage-backed
securities	807,576	30,971	2,448	836,099
Other asset-backed securities	1,093,041	29,460	15,423	1,107,078
Total fixed maturities	12,711,463	460,410	99,764	13,072,109
Preferred stocks	50,508	413	-	50,921
Common stocks	900	442	99	1,243
Total equity securities	51,408	855	99	52,164
Total	$12,762,871	$461,265	$99,863	$13,124,273

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2005 and 2004 is as follows:

	December 31
	2005	2004
	(In Thousands)
Amortized cost	$13,444,545	$12,711,463
Less nonadmitted bonds	(1,237)	(7,006)
Carrying value	$13,443,308	$12,704,457

22

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

As of December 31, 2005, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total
	(In Thousands)
Fair value	$4,218,385	$1,882,883	$2,021,224	$8,122,492
Unrealized loss	85,355	63,199	88,144	236,698

Unrealized losses at December 31, 2005 were primarily related to interest rate movement or spread widening for other than credit-related reasons and to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. Securities affected by SSAP No. 43 include U.S. government backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of securities with unrealized losses at December 31, 2005:

		More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost
	(In Thousands)
Interest rate or spread widening	$41,792	$26,762	$47,942
SSAP No. 43	43,563	36,437	40,202
Total unrealized loss	$85,355	$63,199	$88,144

Carrying amount	$4,218,385	$1,882,883	$2,021,224

Overall, there has been an increase in unrealized losses from $99,764,000 at December 31, 2004 to $236,698,000 at December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. The Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

The amortized cost and fair value of investments in bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

23

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$287,969	$289,692
Due after 1 year through 5 years	2,861,212	2,859,294
Due after 5 years through 10 years	3,480,599	3,485,442
Due after 10 years	1,560,425	1,606,002
Total	8,190,205	8,240,430
Residential-backed securities	2,740,475	2,692,603
Commercial mortgage-backed securities	1,950,649	1,929,949
Other asset-backed securities	563,216	551,304
Total	$13,444,545	$13,414,286

At December 31, 2005, investments in certificates of deposit and bonds, with an admitted asset value of $204,265,000, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2005 and 2004, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $185,278,000 and $153,596,000, respectively.

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $5,769,451,000 and $6,804,502,000 in 2005 and 2004, respectively. Gross gains of $64,858,000 and $62,494,000 and gross losses of $85,859,000 and $45,294,000 during 2005 and 2004, respectively, were realized on those sales. A portion of the gains and losses realized in 2005 and 2004 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2005	2004
	(In Thousands)
Realized capital (losses) gains	$(12,910)	$15,666
Less amount transferred to IMR (net of related taxes of
$(3,362) in 2005 and $10,489 in 2004)	6,244	(19,480)
Less federal income taxes on realized capital gains	(1,527)	(21,183)
Net realized capital (losses)	$(8,193)	$(24,997)

24

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2005	2004
	(In Thousands)
Income:
Subsidiaries	$21,765	$27,942
Equity securities	3,427	3,137
Bonds	755,918	748,100
Mortgage loans	163,291	164,827
Derivatives	(3,379)	(4,579)
Contract loans	49,506	45,131
Real estate	22,747	23,744
Other	21,350	13,651
Total investment income	1,034,625	1,021,953
Investment expenses	(102,114)	(90,164)
Net investment income	$932,511	$931,789

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $245,802,000 and $444,994,000 at December 31, 2005 and 2004, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $254,203,000 and $445,262,000 and fair value of $247,381,000 and $445,975,000 at December 31, 2005 and 2004, respectively. The securities have a weighted average coupon rate of 5.3% and have maturities ranging from December 2020 through December 2035. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2005. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

25

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2005 and 2004, the amount outstanding on these agreements was $326,610,000 and $131,600,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $329,514,000 and $133,186,000 and fair value of $325,028,000 and $133,873,000 at December 31, 2005 and 2004, respectively. The securities have a weighted average coupon rate of 5.4% and have maturities ranging from December 2010 through March 2045.

The maximum and minimum lending rates for long-term mortgage loans during 2005 were 6.0% and 4.4%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.0% on commercial properties. As of December 31, 2005, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of December 31, 2005.

The Company had impaired mortgage loans without an allowance for credit losses of $7,928,000 and $836,000 as of December 31, 2005 and 2004, respectively.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company’s financial instruments with respect to securities sold and reacquired within 30 days of the sale date as of and for the year ended December 31, 2005:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain
		(In Thousands)
NAIC 3	14	$1,429,587	$1,557,456	$114,913
NAIC 4	4	779,579	796,125	12,481

5.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company uses derivatives for hedging purposes by entering into derivatives such as interest rate swaps, caps, floors, forwards and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company’s hedge accounting

26

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

practices are in accordance with the requirements set in SSAP No. 86. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

All premiums paid for the purchase of derivative contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized capital gains (losses) in surplus. The net loss recognized in unrealized capital losses during the reporting period representing the component of the derivative instruments’ loss excluded from the assessment of hedge effectiveness was $2,632,000. The net unrealized capital losses on derivatives that no longer qualify for hedge accounting were $2,632,000. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

27

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company’s interest rate contracts included in other invested assets at December 31, 2005 and 2004:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2005
Interest rate contracts:
Swaps	$3,275,764	$(2,618)	$6,474
Caps owned	-	-	-
Options owned	54,151	3,239	3,239
Forwards owned	-	-	-
Total derivatives	$3,329,915	$621	$9,713

December 31, 2004
Interest rate contracts:
Swaps	$1,173,426	$97	$(9,456)
Caps owned	100,000	321	-
Options owned	75,789	5,042	5,042
Forwards owned	65,293	(808)	(808)
Total derivatives	$1,414,508	$4,652	$(5,222)

6.	Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $537,570,000 and $700,190,000 and an aggregate market value of $545,128,000 and $734,880,000 at December 31, 2005 and 2004, respectively. Those holdings amounted to 4.0% of the Company’s investments in bonds and 3.0% of total admitted assets at December 31, 2005. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $633,042,000 and $403,776,000, with an aggregate NAIC market value of $627,528,000 and $406,939,000 at December 31, 2005 and 2004, respectively. The carrying value of these holdings amounted to 4.7% of the Company’s investment in bonds and 3.5% of the Company’s total admitted assets at December 31, 2005.

28

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

At December 31, 2005, the Company’s commercial mortgages involved a concentration of properties located in California (21.5%) and Texas (7.4%). The remaining commercial mortgages relate to properties located in 39 other states. The portfolio is well diversified, covering many different types of income–producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $37,874,000.

7.	Annuity Reserves

At December 31, 2005 and 2004, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$342,844	2.9%
At book value less surrender charge	1,360,331	11.3
At fair value	2,496,534	20.7
Subtotal	4,199,709	34.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,005,737	58.3
Not subject to discretionary withdrawal	818,444	6.8
Total annuity reserves and deposit fund liabilities
before reinsurance	12,023,890	100.0%
Less reinsurance ceded	12,324
Net annuity reserves and deposit fund liabilities	$12,011,566

December 31, 2004
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$366,073	3.0%
At book value less surrender charge	1,521,063	12.4
At fair value	2,895,908	23.6
Subtotal	4,783,044	39.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,647,953	54.3
Not subject to discretionary withdrawal	821,070	6.7
Total annuity reserves and deposit fund liabilities before reinsurance	12,252,067	100.0%
Less reinsurance ceded	13,042
Net annuity reserves and deposit fund liabilities	$12,239,025

29

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Of the total net annuity reserves and deposit fund liabilities of $12,011,566,000 and $12,239,025,000, $9,342,866,000 and $9,165,959,000 is included in the general account, and $2,668,700,000 and $3,073,066,000 is included in the separate account at December 31, 2005 and 2004, respectively.

8.	Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $7,582,000 and $16,641,000 for the years ended 2005 and 2004, respectively.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $6,337,000 and $5,731,000 for 2005 and 2004, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$31,971	$38,254	$16,376	$12,005
Service cost	-	-	2,369	1,530
Interest cost	1,840	2,296	1,229	732
Contribution by plan participants	-	-	1,580	1,527
Actuarial (gain) loss	3,937	(5,741)	5,480	3,571
Benefits paid	(2,663)	(2,838)	(3,593)	(2,989)
Benefit obligation at end of year	$35,085	$31,971	$23,441	$16,376
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-
Employer contributions	2,663	2,838	2,013	1,462
Plan participants' contributions	-	-	1,580	1,527
Benefits paid	(2,663)	(2,838)	(3,593)	(2,989)
Fair value of plan assets at end of year	$-	$-	$-	$-

Funded status	$(35,085)	$(31,971)	$(23,441)	$(16,376)
Unamortized prior service credit	(30)	(35)	(2,242)	(2,175)
Unrecognized net gains (loss)	12,936	9,366	3,674	(1,705)
Remaining net obligation	17,195	18,341	-	-
Total funded status	$(4,984)	$(4,299)	$(22,009)	$(20,256)
Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(35,010)	$(31,956)	$(22,009)	$(20,256)
Intangible assets	17,195	18,333	18,333	-
Accumulated other comprehensive income	12,831	9,324	9,324	-
Net amount recognized	$(4,984)	$(4,299)	$5,648	$(20,256)

31

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Component of net periodic benefit cost
Service cost	$-	$-	$2,369	$1,530
Interest cost	1,840	2,296	1,229	732
Expected return on plan assets	-	-	-	-
Amortization of unrecognized transition
obligations or transition asset	1,146	1,144	-	-
Amount of unrecognized gains (losses)	367	1,101	101	(454)
Amount of prior service cost recognized	(5)	(5)	68	68
Temporary deviation cost	-	-	-	39
Total net periodic benefit cost	$3,348	$4,536	$3,767	$1,915

In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2005 and 2004 in the amount of $3,301,000 and $3,802,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2005 and 2004 were as follows:

	2005	2004
Weighted-average discount rate	5.50%	6.00%
Rate of increase in compensation level	4.00%	4.00%
Expected long-term rate of return on assets	N/A	N/A

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 4 years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $661,181. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $622,366.

The Company expects to pay $2,821,000 in contributions during 2006.

32

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company expects to pay the following benefits:

2006	$2,821,000
2007	2,766,000
2008	2,722,000
2009	2,678,000
2010	2,629,000
Thereafter	12,709,000

The measurement date used for postretirement benefits is December 31, 2005.

9.	Separate Accounts

Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders, who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$-	$459,458	$459,458

Reserves for separate accounts with assets at:
Fair value	$164,094	$3,706,254	$3,870,348
Amortized cost	-	-	-
Total reserves	164,094	3,706,254	3,870,348

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$164,094	$-	$164,094
At market value	-	3,694,101	3,694,101
Subtotal	164,094	3,694,101	3,858,195
Not subject to discretionary withdrawal	-	12,153	12,153
Total separate account liabilities	$164,094	$3,706,254	$3,870,348

33

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2004
Premium, consideration or deposits for the year	$-	$531,858	$531,858

Reserves for separate accounts with assets at:
Fair value	168,016	3,992,672	4,160,688
Amortized cost	-	-	-
Total reserves	$168,016	$3,992,672	$4,160,688

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$168,016	$-	$168,016
At market value	-	3,977,174	3,977,174
Subtotal	168,016	3,977,174	4,145,190
Not subject to discretionary withdrawal	-	15,498	15,498
Total separate account liabilities	$168,016	$3,992,672	$4,160,688

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$459,459	$534,265
Transfers from separate accounts	(914,182)	(735,510)
Net transfers from separate accounts	(454,723)	(201,245)

Reconciling adjustments:
Miscellaneous transfers	(1)	855
Transfers as reported in the statements of operations	$(454,724)	$(200,390)

34

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

10.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $566,469,000 and $564,289,000 for the years ended December 31, 2005 and 2004, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2005	2004
	(In Thousands)
Premiums	$393,117	$402,496
Benefits paid or provided	395,382	347,818
Policy and contract liabilities at year end	2,131,021	2,007,190

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

11.	Federal Income Taxes

The Company and its U.S. life insurance subsidiary file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

35

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The components of the net deferred tax assets are as follows:

	December 31
	2005	2004
	(In Thousands)
Total deferred tax assets	$416,185	$429,428
Total deferred tax liabilities	(107,099)	(114,439)
Net deferred tax assets	309,086	314,989
Deferred tax asset nonadmitted	(224,633)	(224,538)
Net admitted deferred tax asset	$84,453	$90,451
(Increase)/decrease in nonadmitted asset	$(95)	$5,012

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2005	2004
	(In Thousands)
Federal taxes on operations	$86,763	$34,491
Federal taxes on capital gains	1,527	21,183
Total current taxes incurred	$88,290	$55,674

36

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2005	2004
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$124,676	$123,201
Insurance reserves	170,433	166,983
Investments	22,812	37,959
Compensation and benefits	35,142	39,325
Nonadmitted assets and other surplus items	20,579	19,668
Litigation accruals	13,054	13,313
Costs of collection and loading	4,388	6,551
Present value of insurance in force	1,215	2,430
Other	23,886	19,998
Total deferred tax assets	416,185	429,428
Deferred tax assets nonadmitted	(224,633)	(224,538)
Admitted deferred tax assets	191,552	204,890

Deferred tax liabilities resulting from book/tax differences in:
Investments	10,192	20,039
Due and deferred premium	52,474	49,193
Depreciable assets	25,756	26,030
Unrealized gain on investments	13,772	12,977
Insurance reserves	3,286	3,696
Other	1,619	2,504
Total deferred tax liabilities	107,099	114,439
Net admitted deferred tax asset	$84,453	$90,451

37

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The change in net deferred income taxes is comprised of the following:

	December 31
	2005	2004	Change
	(In Thousands)
Total deferred tax assets	$416,185	$429,428	$(13,243)
Total deferred tax liabilities	(107,099)	(114,439)	7,340
Net deferred tax asset	$309,086	$314,989	(5,903)

Remove current year change in unrealized gains			2,973
Change in net deferred income tax			(2,930)
Remove other items in surplus:
Additional minimum pension liability			(1,228)
Current year change in non-admitted assets			1,351
Other			52
Change in deferred taxes for rate reconciliation			$(2,755)

The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2005
(In Thousands)
Ordinary income	$277,470
Capital (losses)	(6,666)
Total pre-tax book income	$270,804

Provision computed at statutory rate	94,781
Dividends received deduction	(1,631)
Interest maintenance reserve	(6,395)
Other	4,290
Total	$91,045

Federal income taxes incurred	$88,290
Change in net deferred income taxes	2,755
Total statutory income taxes	$91,045

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $80,137,000 and $72,322,000 from 2005 and 2004, respectively.

38

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company has a payable of $33,863,000 and a receivable of $14,549,000 at December 31, 2005 and 2004, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Company’s Policyholders’ Surplus Account accumulated balance of $32,641,000.

12.	Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2005, ReliaStar Life Insurance Company of New York (“RNY”) and ING Re (UK) Limited. The Company also has a wholly owned noninsurance subsidiary: NWNL Benefits Corporation and one partially owned noninsurance subsidiary Superior Vision Services, Inc. (“SVS”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Common stock (cost - $196,153 in 2005 and $216,223 in 2004)	$286,170	$312,928

Summarized financial information for these subsidiaries is as follows:

	December 31
	2005	2004
	(In Thousands)
Revenues	$496,231	$424,758
Income before net realized gains on investments	36,030	30,414
Net income	35,598	27,976
Admitted assets	2,805,404	2,733,665
Liabilities	2,525,508	2,427,479

The Company received cash dividends from its subsidiaries, RNY and SVS, of $20,800,000 and $964,740 in 2005 and $27,200,000 and $742,108 in 2004, respectively.

39

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

On February 27, 2004, the Company redeemed 44,350 shares of Preferred Series A SVS stock for cash at no gain or loss. In addition, the Company converted 738,161 shares of Preferred Series B SVS stock for 738,161 of common stock.

13.	Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2005 and 2004, interest paid totaled $4,600,000 each year. There is no accrued interest for the years ended December 31, 2005 and 2004.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

14.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest

40

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2005		2004
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$13,443,308	$13,414,287	$12,704,457	$13,072,109
Preferred stocks	52,473	52,442	50,508	50,921
Unaffiliated common stocks	808	808	1,243	1,243
Mortgage loans	2,216,503	2,254,565	2,231,587	2,355,664
Contract loans	664,252	664,252	663,678	663,678
Derivative securities	621	9,713	4,652	(5,222)
Separate account assets	4,078,427	4,078,427	4,386,414	4,386,414
Liabilities:
Individual and group annuities	10,942,871	10,730,487	8,493,290	8,481,154
Deposit-type contracts	594,573	671,287	603,626	607,460
Policyholder dividends	21,272	21,272	22,292	22,292
Separate account liabilities	4,075,675	4,075,675	3,079,591	3,079,591
Payable for securities	10,039	10,039	1,429	1,429

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2.1% and 18.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2005 and 2004 is $13,790,648,000 and $13,429,388,000, respectively.

41

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on–balance sheet derivative financial instruments (caps, options and floors) and off–balance sheet derivative financial instruments (swaps) and forwards are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment–type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

15.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial

42

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security–Connecticut (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two insurers are capped at $250,000,000.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $119,232,000 and $166,926,000 at December 31, 2005 and 2004, respectively, and to provide additional capital contributions of $61,305,000 and $36,507,000 in partnerships reported in other invested assets on the balance sheets at December 31, 2005 and 2004, respectively. In March 2006, an additional $15,000,000 was funded to related party partnerships reported in other invested assets.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through January 2010. Rental expense for 2005 and 2004 was approximately $10,043,000 and $10,028,000, respectively.

At December 31, 2005, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments
2006	$8,411,000
2007	7,834,000
2008	7,450,000
2009	2,150,000
2010	235,000
Thereafter	12,000

Certain rental commitments have renewal options extending through the year 2010 subject to adjustments in future periods.

43

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property. The cost of these properties are $146,954,000 at December 31, 2005, with accumulated depreciation of $80,962,000.

Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2005 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables
2006	$11,005,000
2007	9,516,000
2008	7,163,000
2009	3,592,000
2010	1,085,000
Thereafter	3,456,000

Contingent rentals included in income for the years ended December 31, 2005 and 2004 amounted to $11,868,000 and $11,906,000, respectively. The net investment is classified as real estate.

16.	Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

44

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

45

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

17.	Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York (“BONY”). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75,000,000. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75,000,000. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. At December 31, 2005, the Company had no borrowings under this agreement.

The Company borrowed $3,238,852,000 and repaid $3,238,852,000 in 2005 and borrowed $2,428,006,000 and repaid $2,428,006,000 in 2004. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $759,000 and $240,000 during 2005 and 2004, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

46

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company is the beneficiary of letters of credit totaling $238,945,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2005 and 2004.

18.	Related Party Transactions

Affiliates: Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $172,571,000 and $167,979,000 for the years ended December 31, 2005 and 2004, respectively.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $49,175,000 and $48,142,000 for the years ended December 31, 2005 and 2004, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the Company’s admitted assets as of December 31 of the preceding year from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $713,000 and $126,000 and earned interest income of $967,000 and $1,017,000 for the years ended December 31, 2005 and 2004, respectively. At December 31, 2005, the Company had $0 payable to ING AIH and $72,500,000 receivable from ING AIH, which is recorded in cash and short term investments on the Balance Sheets.

47

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Surplus notes: On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.25% surplus note in the amount of $175,000,000 to the Company. The note matures on December 29, 2034. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the year ended December 31, 2005, there was no interest paid or accrued.

Capital Transactions: During the year ended December 31, 2005, the Company received capital contribution of $200,000,000.

19.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of premiums written in each state. The Company has recorded $5,249,000 and $4,237,000 for this liability in accounts payable and accrued expenses as of December 31, 2005 and 2004,

48

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

respectively. The Company has also recorded an asset in other assets of $4,317,000 and $3,120,000 as of December 31, 2005 and 2004, respectively, for future credits to premium taxes for assessments already paid.

20.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2005	2004
	(In Thousands)
Balance at January 1	$1,326,578	$1,283,283
Less reinsurance recoverables	58,258	40,164
Net balance at January 1	1,268,320	1,243,119

Incurred related to:
Current year	423,034	398,300
Prior years	(6,651)	42,419
Total incurred	416,383	440,719

Paid related to:
Current year	157,356	267,990
Prior years	228,036	147,528
Total paid	385,392	415,518

Net balance at December 31	1,299,311	1,268,320
Plus reinsurance recoverables	84,102	58,258
Balance at December 31	$1,383,413	$1,326,578

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

21.	Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company at December 31, 2005 that are subject to retrospective rating features are $99,000,000, that represented 12% of the total net group life premiums and $6,000,000, that represented 1% of the total net group health premiums written. No other net premiums written by the Company are subject to retrospective rating features.

49

RELIASTAR LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

22.	September 11 Events

The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property. Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels. In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks. However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected. The following disclosures relating to the September 11 events are required:

As of December 31, 2005, the Company had estimated gross reinsurance claims of approximately $124.7 million for personal accident coverage, $192.2 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $213.5 million from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2005 were approximately $17.5 million.

As of December 31, 2004, the Company had estimated gross reinsurance claims of approximately $124.6 million for personal accident coverage, $201.3 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $222.5 million from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2004, were approximately $32.0 million.

The Company notes that uncertainty remains regarding claim submissions and the number of occurrences from the events of September 11, 2001, but has recorded its best estimate as the current claim reserve reported as of December 31, 2005.

The September 11, 2001 impact is based on Company estimates using information obtained from ceding companies and an external consultant. It is reasonably possible that a change in the Company’s estimate will occur in the near term but the possible range of change cannot be determined.

The Company does not have any environmental remediation obligations.

50

33-69892	April 2006

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Part A
Performance Information and Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of ReliaStar Select Variable Account:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2005
			-	Statements of Operations for the year ended December 31, 2005
			-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
			-	Notes to Financial Statements
Financial Statements - Statutory-Basis of ReliaStar Life Insurance Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Balance Sheets - Statutory-Basis as of December 31, 2005 and 2004
			-	Statements of Operations - Statutory-Basis for the years ended December 31, 2005 and 2004
			-	Statements of Changes in Capital and Surplus - Statutory-Basis for the years ended December 31, 2005 and 2004
			-	Statements of Cash Flows - Statutory-Basis for the years ended December 31, 2005 and 2004
			-	Notes to Financial Statements - Statutory-Basis
	(b)	Exhibits
		(1)	(a)

Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective No. 4 on Form N-4, File No. 33-69892, as filed on April 14, 1997.)

		(2)	Not Applicable.
		(3)	(a)

Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Amendment dated as of November 1, 2004, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(c)

Amendment dated as of August 31, 2005, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(d)

Amendment dated as of December 7, 2005, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(e)

Amendment dated as of April 28, 2006, to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(f)

Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

	(g)	Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)
(4)	(a)	Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)
	(b)	Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)
(c)

Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(d)

Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

	(e)	Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 27, 1998.)
	(f)	Form of Modification Rider. (Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1999.)
	(g)	Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1999.)
(5)	(a)	Contract Application Form. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 16, 1996.)
	(b)	Supplemental Application. (Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, File No. 33-69892, as filed on April 17, 2000.)
(6)	(a)

Amended Articles of Incorporation of Depositor. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

	(b)	Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(7)	Not Applicable
(8)	(a)	(i)

Participation Agreement dated as of March 27, 2000, by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii)

Amendment No. 2 to Participation Agreement by and among ReliaStar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING American Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(iv)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

(b)	(i)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

Amendment dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

Amendment dated as of October 11, 2000, to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

Amendment dated as of September 29, 2003, to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(v)

Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(c)	(i)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(ii)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(d)	(i)

Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(v)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(vi)

Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(vii)

Participation Agreement dated as of January 1, 1991, by and among Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(viii)

Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ix)

Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(x)

Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xi)

Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xii)

Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(xiii)

Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xiv)

Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xv)

Service Contract dated April 25, 1997, by and between Fidelity Distributors Corporation and Washington Square Securities, Inc.. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(xvi)

Amendment dated April 1, 1999, to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)	(i)

Participation Agreement dated as of May 1, 2002, by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(ii)

Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(f)	(i)

Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(g)	(i)

Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(ii)

Amendment dated as of March 26, 2002, to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(iii)

Amendment dated as of October 1, 2002, to Participation Agreement dated as of December 6, 2001, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated herein by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(iv)

Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(v)

Form of amendment dated as of April 28, 2006, to Participation Agreement dated as of December 6, 2001, by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006).

(vi)

Service Agreement effective as of December 6, 2001, by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(vii)

Shareholder Servicing Agreement dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(viii)

Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ix)

Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(x)

Form of amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Adviser Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(xi)

Form of amendment dated as of April 28, 2006, to Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-6, 33-57244, as filed on April 14, 2006.)

(xii)

Participation Agreement dated as of December 6, 2001, by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(h)	(a)

Participation Agreement dated as of May 1, 2001, between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

Amendment effective as of October 1, 2002, to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(c)

Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(i)	(i)

Participation Agreement dated May 1, 2001, by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(iii)

Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(iv)

Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated herein by reference to Post Effective Amendment No. 18 to Registration Statement on Form N04, File No. 33-69892, as filed on November 28, 2005.)

(v)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(vi)

Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(j)	(i)

Participation Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(iii)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(k)	(i)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(ii)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iii)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(v)

Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(vi)

Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(l)	(i)

Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(ii)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(m) (i)

Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

(n) (i)

Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

Amendment No. 3 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(iv)

Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(9)	Opinion and Consent of Counsel.
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not Applicable
(12)	Not Applicable
(13)	Schedules for Computation of Performance Quotations. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)
(14)	Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, File No. 333-130833, as filed on April 10, 2006.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Chairman
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Executive Vice President and Chief Financial Officer
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Senior Vice President
Kathleen A. Murphy, 151 Farmington Avenue, Hartford, CT 06156	Director
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156	Director
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax

Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Investments
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Steven T. Pierson, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005	Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Kimberly M. Curley, 1290 Broadway, Denver, CO 80203	Vice President and Illustration Actuary
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Joy M. Benner, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 27.	Number of Contract Owners
As of March 31, 2006, there were 13,777 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.	Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Item 29.	Principal Underwriter
(a)

Effective January 1, 2004, ING Financial Advisers, LLC became the distributor and principal underwriter of the Contracts. ING Financial Advisers, LLC also acts as the principal distributor and underwriter of:

-

variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act");

-

variable annuity contracts issued by ReliaStar Life Insurance Company through the MFS ReliaStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

-

variable annuity contracts issued by ReliaStar Life Insurance Company through the NorthStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;

		-	ReliaStar Life Insurance Company of New York Variable Annuity Funds A B & C, a management investment company registered under the 1940 Act;
-

ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Funds D E F G H & I, a management investment company registered under the 1940 Act;

		-	ReliaStar Life Insurance Company of New York through the Variable Annuity Funds M P & Q, a management investment company registered under the 1940 Act;
		-	variable annuity contracts issued by ReliaStar Life Insurance Company through Separate Account N, a separate account registered as a unit investment trust under the 1940 Act;

-	ING Partners, Inc., a management investment company registered under the 1940 Act;
-

variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC") through Variable Life Account B, Variable Account C, Variable Annuity Account B, Variable Annuity Account C and Variable Annuity Account G, separate accounts of ILIAC registered as unit investment trusts through the 1940 Act; and

-

variable annuity contracts formerly issued by ING Insurance Company of America ("IICA") through Variable Annuity Account I, a separate account of IICA registered as a unit investment trust under the 1940 Act. (Effective December 31, 2005, IICA merged with and became part of ILIAC, and Variable Annuity Account I was transferred to ILIAC as part of that merger.)

Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the distributor and principal underwriter for the contracts.
(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst, 4225 Executive Square, La Jolla, CA 92037	President and Director
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President and Director
William L. Lowe, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President and Director
Marie M. Augsberger, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Lewis E. Bachetti, 581 Main Street, 4th Floor, Woodbridge, NJ 07095	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President , Tax
William S. Jasien, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033	Senior Vice President
Kathleen A. Murphy, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Susan J. Stamm, 151 Farmington Avenue, Hartford, CT 06156	Chief Financial Officer
Mark Appel*	Vice President
Pamela Mulvey Barcia, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Robert H. Barley, 151 Farmington Avenue, Hartford, CT 06156	Vice President
David A. Brounley, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Anthony V. Camp, Jr., 151 Farmington Avenue, Hartford, CT 06156	Vice President
Mary K. Carey-Reid, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Nancy Clifford, 151 Farmington Avenue, Hartford, CT 06156	Vice President
James Dake*	Vice President
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Tax
Brian K. Haendiges, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120, Overland Park, KS 66211	Vice President

David A. Kelsey, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Christina Lareau, 151 Farmington Avenue, Hartford, CT 06156	Vice President
George D. Lessner, Jr., 15455 Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
Katherine E. Lewis, 2675 N Mayfair Road, Ste 501, Milwaukee, WI 53226	Vice President
David J. Linney, 2900 N. Loop W, Ste 180, Houston, TX 77092	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh, NC 27612	Vice President
Richard T. Mason, 440 S Warren Street, Ste 702, Syracuse, NY 13202	Vice President
Scott T. Neeb, 6140 Stonehedge Mall Road, Ste 375, Pleasanton, CA 94588	Vice President
Dawn M. Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Ethel Pippin, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Srinivas D. Reddy, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President
Deborah Rubin, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033	Vice President
Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL 60532	Vice President
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410, Nashville, TN 37219	Vice President
Therese M. Squillacote, 151 Farmington Avenue, Hartford, CT 06156	Vice President and Chief Compliance Officer
Terran Titus, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Bess B. Twyman, 151 Farmington Avenue, Hartford, CT 06156	Vice President
S. Bradford Vaughan, Jr., 601 Union Street, Ste 810, Seattle, WA 98101	Vice President
O. V. Williams*	Vice President
Forrest R. Wilson, 2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607	Vice President
Judeen T. Wrinn, 151 Farmington Avenue, Hartford, CT 06156	Vice President
Joy M. Benner, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary
Diana R. Cavender, 20 Washington Avenue S, Minneapolis, MN 55401	Assistant Secretary
Edwina P. J. Steffer, 20 Washington Avenue S, Minneapolis, MN 55401	Assistant Secretary
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156	Assistant Secretary

Glenn A. Black, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
James H. Taylor, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
* These Officers do not have a business address.

(c)	Compensation from January 1, 2005 to December 31, 2005:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
ING Financial Advisers, LLC	$344,928

*	Represents total compensation paid to ING Financial Advisers, LLC.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(b)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(c)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(d)

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

(e)	The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 (File No. 33-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and in the State of Connecticut on the18th day of April, 2006

RELIASTAR SELECT VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	/s/ Donald W. Britton*
Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	President
Donald W. Britton	(principal executive officer)

/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

/s/ Kathleen A. Murphy*	Director
Kathleen A. Murphy
April
/s/ Catherine H. Smith*	Director	18, 2006
Catherine H. Smith

/s/ Jacques de Vaucleroy*	Director and Senior Vice President
Jacques de Vaucleroy

/s/ David A. Wheat*	Director, Senior Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Steven Pierson*	Senior Vice President and Chief Accounting Officer
Steven Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

99-b.9	Opinion and Consent of Counsel

99-b.10	Consent of Independent Registered Public Accounting Firm